Quarterly Report
December 31, 2024
State Street Institutional Investment Trust

State Street Institutional Investment Trust
Quarterly Report
December 31, 2024

State Street Income Fund
Schedule of Investments
December 31, 2024 (Unaudited)
	Principal Amount	Fair Value
Bonds and Notes - 98.0% †
U.S. Treasuries - 30.3%
U.S. Treasury Bonds
2.25%, 08/15/46 (a)	$10,764,500	$6,951,512
3.00%, 08/15/48 (a)	23,483,800	17,168,859
4.13%, 08/15/53 (a)	7,049,400	6,288,285
4.38%, 08/15/43 (a)	7,843,000	7,384,675
U.S. Treasury Inflation-Indexed Notes
1.63%, 10/15/29 (a)	15,924,621	15,663,047
1.88%, 07/15/34 (a)	23,581,111	22,863,545
U.S. Treasury Notes
0.75%, 01/31/28 (a)	14,407,900	12,946,849
1.63%, 05/15/31 (a)	5,702,800	4,812,183
2.63%, 02/15/29 (a)	8,167,100	7,636,877
3.50%, 04/30/28 (a)	20,411,600	19,899,715
3.88%, 12/31/27 - 08/15/34 (a)	29,883,200	28,514,521
4.00%, 07/31/29 (a)	16,553,000	16,295,653
4.13%, 07/31/31 (a)	5,372,000	5,266,239
4.25%, 10/15/25 - 12/31/25 (a)	30,009,400	30,016,434
4.44%, 07/31/25 (a)	13,877,300	13,560,724
4.50%, 05/15/27 (a)	10,927,300	10,983,644
4.63%, 10/15/26 - 05/31/31 (a)	41,497,400	41,868,333
5.00%, 09/30/25 (a)	9,053,400	9,100,082
		277,221,177
Agency Mortgage Backed - 28.8%
Federal Home Loan Mortgage Corp.
3.00%, 04/01/43 - 10/01/49 (a)	24,042,111	20,990,604
4.50%, 06/01/33 - 02/01/35 (a)	13,637	13,435
5.00%, 07/01/35 (a)	179,965	179,974
5.50%, 01/01/38 - 04/01/39 (a)	291,002	296,304
6.00%, 06/01/33 - 11/01/37 (a)	612,518	635,404
6.50%, 07/01/29 (a)	5,308	5,475
7.00%, 01/01/27 - 08/01/36 (a)	127,913	136,128
7.50%, 01/01/28 - 09/01/33 (a)	11,851	12,199
8.00%, 11/01/30 (a)	862	891
8.50%, 04/01/30 (a)	2,046	2,195
Federal National Mortgage Association
2.50%, 03/01/51 (a)	10,347,590	8,431,933
3.00%, 03/01/50 (a)	4,336,870	3,734,096
3.50%, 08/01/45 - 01/01/48 (a)	9,772,172	8,804,199
4.00%, 01/01/41 - 01/01/50 (a)	10,880,555	10,128,932
4.50%, 07/01/33 - 12/01/48 (a)	5,187,717	4,985,071
5.00%, 03/01/34 - 05/01/39 (a)	470,656	469,113
5.50%, 12/01/32 - 01/01/39 (a)	1,581,212	1,607,614
6.00%, 02/01/33 - 05/01/41 (a)	2,801,070	2,888,171
6.50%, 02/01/29 - 08/01/36 (a)	79,748	83,301
7.00%, 10/01/32 - 12/01/33 (a)	17,075	18,152
7.50%, 12/01/26 - 03/01/33 (a)	44,698	46,303
	Principal Amount	Fair Value
8.00%, 11/01/25 - 10/01/31 (a)	$6,853	$7,013
8.50%, 04/01/30 (a)	3,151	3,329
Federal National Mortgage Association 1 yr. USD RFUCCT + 1.60%
6.97%, 04/01/37 (a)(b)	5,015	5,060
Government National Mortgage Association
3.00%, 12/20/42 - 05/20/45 (a)	23,440,984	20,766,433
3.50%, 08/20/48 (a)	3,600,567	3,253,940
4.00%, 01/20/41 - 04/20/43 (a)	2,885,039	2,736,428
4.50%, 08/15/33 - 03/20/41 (a)	1,138,467	1,109,641
5.00%, 08/15/33 (a)	56,105	56,346
6.00%, 04/15/27 - 04/15/35 (a)	220,018	226,736
6.50%, 08/15/27 - 09/15/36 (a)	132,615	137,252
7.00%, 03/15/26 - 10/15/36 (a)	98,046	102,234
7.50%, 02/15/28 - 10/15/28 (a)	17,965	18,094
8.00%, 12/15/29 - 05/15/30 (a)	276	281
Government National Mortgage Association 1 yr. CMT + 1.50%
3.75%, 10/20/25 (a)(b)	86	85
Government National Mortgage Association REMICS 30 day USD SOFR Average + 5.85%
1.25%, 05/20/64 (b)(c)	23,847,174	594,632
Uniform Mortgage-Backed Security, TBA
2.00%, 01/01/55 (d)	44,151,852	34,331,023
2.50%, 01/01/55 (d)	54,825,345	44,637,754
3.00%, 01/01/55 (d)	16,921,099	14,356,690
3.50%, 01/01/55 (d)	12,365,921	10,933,379
6.00%, 01/01/55 (d)	41,233,768	41,428,391
6.50%, 01/01/55 (d)	24,740,261	25,262,775
		263,437,010
Agency Collateralized Mortgage Obligations - 0.7%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.51%, 07/25/29	4,803,250	4,373,120
4.05%, 09/25/28 (b)	1,265,063	1,238,206
Federal Home Loan Mortgage Corp. REMICS
5.50%, 06/15/33 (c)	47,704	5,669
7.50%, 07/15/27 (c)	888	50
Federal Home Loan Mortgage Corp. STRIPS
0.00%, 08/01/27 (e)	792	746
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
0.08%, 09/25/43 (b)(c)	2,082,439	54,977
Federal National Mortgage Association Interest STRIPS
0.00%, 12/25/34 (e)	50,346	40,356
4.50%, 08/25/35 - 01/25/36 (c)	109,779	14,025
5.00%, 03/25/38 - 05/25/38 (c)	71,482	11,200
5.50%, 12/25/33 (c)	20,157	3,237

See Notes to Schedule of Investments.
State Street Income Fund	1

State Street Income Fund
Schedule of Investments
December 31, 2024 (Unaudited)
	Principal Amount	Fair Value
6.00%, 01/25/35 (c)	$79,700	$13,216
Federal National Mortgage Association REMICS
1.14%, 12/25/42 (b)(c)	262,335	6,527
5.00%, 02/25/40 - 09/25/40 (c)	83,784	7,413
Federal National Mortgage Association REMICS 30 day USD SOFR Average + 5.89%
1.32%, 07/25/38 (b)(c)	69,731	4,767
Federal National Mortgage Association REMICS 30 day USD SOFR Average + 6.44%
1.87%, 11/25/41 (b)(c)	8,335,008	811,383
		6,584,892
Asset Backed - 0.0% *
Chase Funding Trust
4.99%, 11/25/33 (f)	103,532	102,063
Corporate Notes - 31.8%
3M Co.
3.13%, 09/19/46 (a)	190,000	130,243
7-Eleven, Inc.
0.95%, 02/10/26 (a)(g)	837,000	800,733
Abbott Laboratories
3.75%, 11/30/26 (a)	247,000	244,073
4.90%, 11/30/46 (a)	230,000	214,503
AbbVie, Inc.
2.95%, 11/21/26 (a)	431,000	418,846
3.20%, 05/14/26 - 11/21/29 (a)	576,000	548,207
4.05%, 11/21/39 (a)	176,000	150,491
4.25%, 11/21/49 (a)	236,000	192,203
4.30%, 05/14/36 (a)	187,000	170,733
4.40%, 11/06/42 (a)	168,000	145,354
4.63%, 10/01/42 (a)	40,000	35,378
4.70%, 05/14/45 (a)	71,000	62,782
4.88%, 11/14/48 (a)	58,000	52,093
5.05%, 03/15/34 (a)	498,000	492,213
5.40%, 03/15/54 (a)	193,000	185,950
5.50%, 03/15/64 (a)	225,000	215,264
Accenture Capital, Inc.
4.50%, 10/04/34 (a)	585,000	556,119
Advanced Micro Devices, Inc.
4.39%, 06/01/52 (a)	267,000	223,169
AEP Texas, Inc.
3.45%, 05/15/51 (a)	456,000	302,802
5.70%, 05/15/34 (a)	634,000	638,102
AEP Transmission Co. LLC
5.40%, 03/15/53 (a)	233,000	222,133
Aircastle Ltd.
4.25%, 06/15/26 (a)	249,000	246,512
Alcoa Nederland Holding BV
5.50%, 12/15/27 (a)(g)	446,000	447,284
Alcon Finance Corp.
2.60%, 05/27/30 (a)(g)	358,000	316,171
Alexandria Real Estate Equities, Inc.
1.88%, 02/01/33 (a)	143,000	110,203
2.95%, 03/15/34 (a)	251,000	206,786
3.55%, 03/15/52 (a)	241,000	163,885
4.70%, 07/01/30 (a)	86,000	83,884
Allstate Corp.
4.20%, 12/15/46 (a)	259,000	208,570
	Principal Amount	Fair Value
Allstate Corp. (7.72% fixed rate until 01/31/25; 3.20% + 3 mo. Term SOFR thereafter)
7.72%, 08/15/53 (a)(b)	$339,000	$338,468
Ally Financial, Inc.
2.20%, 11/02/28 (a)	359,000	319,657
Altria Group, Inc.
3.40%, 05/06/30 - 02/04/41 (a)	203,000	157,555
4.00%, 02/04/61 (a)	69,000	48,081
4.25%, 08/09/42 (a)	23,000	18,317
4.45%, 05/06/50 (a)	107,000	82,788
4.50%, 05/02/43 (a)	74,000	60,409
Amazon.com, Inc.
1.50%, 06/03/30 (a)	105,000	89,064
2.50%, 06/03/50 (a)	149,000	88,808
2.70%, 06/03/60 (a)	100,000	57,292
2.88%, 05/12/41 (a)	252,000	185,160
3.25%, 05/12/61 (a)	163,000	106,204
4.25%, 08/22/57 (a)	44,000	35,962
Ameren Corp.
3.65%, 02/15/26 (a)	138,000	136,245
American Electric Power Co., Inc.
2.30%, 03/01/30 (a)	151,000	131,305
3.25%, 03/01/50 (a)	126,000	81,042
American Honda Finance Corp.
5.85%, 10/04/30 (a)	957,000	996,294
American Tower Corp.
1.50%, 01/31/28 (a)	466,000	420,327
2.90%, 01/15/30 (a)	163,000	146,741
3.70%, 10/15/49 (a)	96,000	69,200
3.80%, 08/15/29 (a)	202,000	191,278
American Water Capital Corp.
2.95%, 09/01/27 (a)	143,000	136,658
5.45%, 03/01/54 (a)	637,000	610,686
Americold Realty Operating Partnership LP
5.41%, 09/12/34 (a)	460,000	440,248
Amgen, Inc.
2.00%, 01/15/32 (a)	244,000	197,991
2.45%, 02/21/30 (a)	65,000	57,437
3.00%, 01/15/52 (a)	171,000	108,021
3.15%, 02/21/40 (a)	301,000	223,730
3.38%, 02/21/50 (a)	81,000	55,487
4.66%, 06/15/51 (a)	61,000	51,190
5.51%, 03/02/26 (a)	467,000	466,855
5.60%, 03/02/43 (a)	278,000	270,569
5.65%, 03/02/53 (a)	260,000	250,643
5.75%, 03/02/63 (a)	243,000	233,103
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28 (a)	342,000	314,342
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/36 (a)	401,000	380,252
4.90%, 02/01/46 (a)	197,000	179,394
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 06/01/30 (a)	215,000	201,470
5.55%, 01/23/49 (a)	222,000	219,252

See Notes to Schedule of Investments.
2	State Street Income Fund

State Street Income Fund
Schedule of Investments
December 31, 2024 (Unaudited)
	Principal Amount	Fair Value
ANZ Bank New Zealand Ltd. (5.55% fixed rate until 08/11/27; 2.70% + 5 yr. CMT thereafter)
5.55%, 08/11/32 (a)(b)(g)	$719,000	$722,171
Aon Corp./Aon Global Holdings PLC
2.90%, 08/23/51 (a)	287,000	174,594
Apollo Debt Solutions BDC
6.90%, 04/13/29 (a)(g)	473,000	488,566
Apollo Management Holdings LP
2.65%, 06/05/30 (a)(g)	143,000	125,418
Apple, Inc.
2.20%, 09/11/29 (a)	182,000	163,787
2.65%, 02/08/51 (a)	374,000	230,578
2.80%, 02/08/61 (a)	200,000	118,582
2.95%, 09/11/49 (a)	120,000	80,047
3.35%, 02/09/27 (a)	87,000	85,225
3.45%, 02/09/45 (a)	307,000	235,005
3.85%, 08/04/46 (a)	277,000	222,946
3.95%, 08/08/52 (a)	242,000	192,470
4.85%, 05/10/53 (a)	728,000	687,960
Applied Materials, Inc.
4.35%, 04/01/47 (a)	105,000	88,883
4.80%, 06/15/29 (a)	860,000	863,105
Aptiv Swiss Holdings Ltd.
4.40%, 10/01/46 (a)	126,000	94,973
4.65%, 09/13/29 (a)	365,000	354,389
5.15%, 09/13/34 (a)	750,000	709,492
ArcelorMittal SA
4.55%, 03/11/26 (a)	1,123,000	1,116,105
6.00%, 06/17/34 (a)	381,000	386,338
6.35%, 06/17/54 (a)	634,000	626,620
6.80%, 11/29/32 (a)	155,000	165,670
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (a)	95,000	91,893
ARES Capital Corp.
2.88%, 06/15/28 (a)	549,000	505,920
3.25%, 07/15/25 (a)	1,127,000	1,115,775
Arthur J Gallagher & Co.
3.50%, 05/20/51 (a)	193,000	132,965
Ascension Health
4.85%, 11/15/53 (a)	260,000	232,424
Ashtead Capital, Inc.
1.50%, 08/12/26 (a)(g)	400,000	377,892
5.55%, 05/30/33 (a)(g)	305,000	300,120
Astrazeneca Finance LLC
1.75%, 05/28/28 (a)	386,000	350,021
5.00%, 02/26/34 (a)	307,000	303,651
AstraZeneca PLC
3.00%, 05/28/51 (a)	208,000	136,280
4.00%, 01/17/29 (a)	80,000	77,839
4.38%, 08/17/48 (a)	51,000	43,158
AT&T, Inc.
2.75%, 06/01/31 (a)	1,131,000	983,936
3.55%, 09/15/55 (a)	122,000	82,295
3.65%, 06/01/51 (a)	912,000	643,434
3.85%, 06/01/60 (a)	315,000	218,440
4.35%, 03/01/29 (a)	325,000	318,107
4.50%, 05/15/35 (a)	230,000	212,805
4.55%, 03/09/49 (a)	126,000	104,622
4.75%, 05/15/46 (a)	74,000	64,259
4.85%, 03/01/39 (a)	303,000	280,863
5.40%, 02/15/34 (a)	409,000	410,857
	Principal Amount	Fair Value
Athene Holding Ltd.
4.13%, 01/12/28 (a)	$124,000	$120,943
6.15%, 04/03/30 (a)	243,000	252,399
Atmos Energy Corp.
6.20%, 11/15/53 (a)	278,000	296,657
BAE Systems PLC
5.30%, 03/26/34 (a)(g)	739,000	737,079
5.50%, 03/26/54 (a)(g)	370,000	360,953
Bain Capital Specialty Finance, Inc.
2.95%, 03/10/26 (a)	366,000	355,265
Bank of America Corp.
3.25%, 10/21/27 (a)	297,000	286,296
4.18%, 11/25/27 (a)	348,000	341,757
4.25%, 10/22/26 (a)	344,000	340,969
Bank of America Corp. (2.09% fixed rate until 06/14/28; 1.06% + SOFR thereafter)
2.09%, 06/14/29 (a)(b)	628,000	569,301
Bank of America Corp. (2.97% fixed rate until 02/04/32; 1.33% + SOFR thereafter)
2.97%, 02/04/33 (a)(b)	1,073,000	922,662
Bank of America Corp. (2.97% fixed rate until 07/21/51; 1.56% + SOFR thereafter)
2.97%, 07/21/52 (a)(b)	481,000	305,310
Bank of America Corp. (3.37% fixed rate until 01/23/25; 1.07% + 3 mo. Term SOFR thereafter)
3.37%, 01/23/26 (a)(b)	150,000	149,825
Bank of America Corp. (3.42% fixed rate until 12/20/27; 1.30% + 3 mo. Term SOFR thereafter)
3.42%, 12/20/28 (a)(b)	167,000	160,125
Bank of America Corp. (3.56% fixed rate until 04/23/26; 1.32% + 3 mo. Term SOFR thereafter)
3.56%, 04/23/27 (a)(b)	273,000	268,536
Bank of America Corp. (3.71% fixed rate until 04/24/27; 1.77% + 3 mo. Term SOFR thereafter)
3.71%, 04/24/28 (a)(b)	369,000	359,303
Bank of America Corp. (3.85% fixed rate until 03/08/32; 2.00% + 5 yr. CMT thereafter)
3.85%, 03/08/37 (a)(b)	388,000	343,632
Bank of America Corp. (3.95% fixed rate until 01/23/48; 1.45% + 3 mo. Term SOFR thereafter)
3.95%, 01/23/49 (a)(b)	221,000	169,058
Bank of America Corp. (4.24% fixed rate until 04/24/37; 2.08% + 3 mo. Term SOFR thereafter)
4.24%, 04/24/38 (a)(b)	230,000	203,881
Bank of America Corp. (4.27% fixed rate until 07/23/28; 1.57% + 3 mo. Term SOFR thereafter)
4.27%, 07/23/29 (a)(b)	82,000	79,844
Bank of America Corp. (4.30% fixed rate until 01/28/25; 2.93% + 3 mo. Term SOFR thereafter)
4.30%, 01/28/25 (a)(b)	369,000	367,753

See Notes to Schedule of Investments.
State Street Income Fund	3

State Street Income Fund
Schedule of Investments
December 31, 2024 (Unaudited)
	Principal Amount	Fair Value
Bank of America Corp. (5.29% fixed rate until 04/25/33; 1.91% + SOFR thereafter)
5.29%, 04/25/34 (a)(b)	$857,000	$850,641
Bank of America Corp. (5.47% fixed rate until 01/23/34; 1.65% + SOFR thereafter)
5.47%, 01/23/35 (a)(b)	547,000	548,625
Bank of America Corp. (5.87% fixed rate until 09/15/33; 1.84% + SOFR thereafter)
5.87%, 09/15/34 (a)(b)	933,000	958,695
Bank of New York Mellon Corp. (4.63% fixed rate until 09/20/26; 3.39% + 3 mo. Term SOFR thereafter)
4.63%, 09/20/26 (a)(b)	298,000	290,568
Bank of Nova Scotia (7.57% fixed rate until 04/12/25; 2.91% + 3 mo. Term SOFR thereafter)
7.57%, 04/12/25 (a)(b)	329,000	326,588
Barclays PLC
4.38%, 01/12/26 (a)	310,000	308,540
4.84%, 05/09/28 (a)	276,000	271,046
Barclays PLC (2.65% fixed rate until 06/24/30; 1.90% + 1 yr. CMT thereafter)
2.65%, 06/24/31 (a)(b)	596,000	517,906
Barclays PLC (2.85% fixed rate until 05/07/25; 2.71% + SOFR thereafter)
2.85%, 05/07/26 (a)(b)	512,000	508,124
Barclays PLC (4.97% fixed rate until 05/16/28; 1.90% + 3 mo. Term SOFR thereafter)
4.97%, 05/16/29 (a)(b)	307,000	304,209
BAT Capital Corp.
2.73%, 03/25/31 (a)	244,000	210,665
4.39%, 08/15/37 (a)	180,000	155,372
4.54%, 08/15/47 (a)	62,000	48,925
5.83%, 02/20/31 (a)	281,000	287,244
6.00%, 02/20/34 (a)	238,000	244,478
7.08%, 08/02/53 (a)	232,000	254,734
Baxter International, Inc.
1.92%, 02/01/27 (a)	818,000	771,194
2.27%, 12/01/28 (a)	288,000	259,655
2.54%, 02/01/32 (a)	145,000	120,868
3.95%, 04/01/30 (a)	239,000	225,626
Bayer U.S. Finance LLC
6.50%, 11/21/33 (a)(g)	300,000	304,989
Baylor Scott & White Holdings
2.84%, 11/15/50 (a)	49,000	31,077
Becton Dickinson & Co.
3.70%, 06/06/27 (a)	154,000	150,266
4.67%, 06/06/47 (a)	23,000	19,652
4.69%, 12/15/44 (a)	27,000	23,364
5.11%, 02/08/34 (a)	634,000	624,693
Berkshire Hathaway Energy Co.
3.25%, 04/15/28 (a)	100,000	95,219
3.70%, 07/15/30 (a)	224,000	210,815
3.80%, 07/15/48 (a)	87,000	64,593
4.25%, 10/15/50 (a)	191,000	150,863
6.13%, 04/01/36 (a)	88,000	92,538
Berkshire Hathaway Finance Corp.
2.85%, 10/15/50 (a)	528,000	330,692
	Principal Amount	Fair Value
Berry Global, Inc.
4.88%, 07/15/26 (a)(g)	$243,000	$242,300
BHP Billiton Finance USA Ltd.
5.25%, 09/08/33 (a)	315,000	316,247
5.50%, 09/08/53 (a)	108,000	105,564
Biogen, Inc.
2.25%, 05/01/30 (a)	83,000	71,725
BlackRock TCP Capital Corp.
6.95%, 05/30/29 (a)	1,190,000	1,239,552
Block Financial LLC
2.50%, 07/15/28 (a)	234,000	212,832
3.88%, 08/15/30 (a)	75,000	69,246
BNP Paribas SA (5.13% fixed rate until 11/15/27; 2.84% + 5 yr. USD Swap thereafter)
5.13%, 11/15/27 (a)(b)(g)	400,000	373,720
Boardwalk Pipelines LP
4.80%, 05/03/29 (a)	158,000	155,820
Boeing Co.
2.20%, 02/04/26 (a)	447,000	433,420
2.70%, 02/01/27 (a)	383,000	365,148
2.95%, 02/01/30 (a)	98,000	87,431
3.25%, 03/01/28 (a)	49,000	46,011
3.55%, 03/01/38 (a)	65,000	49,130
3.75%, 02/01/50 (a)	99,000	67,422
5.04%, 05/01/27 (a)	563,000	564,346
5.15%, 05/01/30 (a)	318,000	313,834
5.81%, 05/01/50 (a)	595,000	552,338
Boston Properties LP
3.40%, 06/21/29 (a)	409,000	375,507
Boston Scientific Corp.
4.70%, 03/01/49 (a)	29,000	25,551
BP Capital Markets America, Inc.
3.00%, 02/24/50 (a)	221,000	140,651
3.38%, 02/08/61 (a)	222,000	140,934
4.81%, 02/13/33 (a)	367,000	354,107
5.23%, 11/17/34 (a)	1,119,000	1,101,711
BP Capital Markets PLC (4.38% fixed rate until 06/22/25; 4.04% + 5 yr. CMT thereafter)
4.38%, 06/22/25 (a)(b)	70,000	69,441
BP Capital Markets PLC (4.88% fixed rate until 03/22/30; 4.40% + 5 yr. CMT thereafter)
4.88%, 03/22/30 (a)(b)	242,000	231,420
Bristol-Myers Squibb Co.
1.45%, 11/13/30 (a)	190,000	157,307
2.35%, 11/13/40 (a)	120,000	79,522
3.20%, 06/15/26 (a)	92,000	90,377
3.40%, 07/26/29 (a)	52,000	49,035
3.55%, 03/15/42 (a)	117,000	90,503
4.13%, 06/15/39 (a)	157,000	135,414
4.25%, 10/26/49 (a)	157,000	127,164
4.35%, 11/15/47 (a)	21,000	17,307
4.55%, 02/20/48 (a)	44,000	37,417
5.20%, 02/22/34 (a)	587,000	585,491
Brixmor Operating Partnership LP
2.25%, 04/01/28 (a)	329,000	300,778
3.90%, 03/15/27 (a)	65,000	63,630
Broadcom, Inc.
3.14%, 11/15/35 (a)(g)	109,000	89,040
3.19%, 11/15/36 (a)(g)	14,000	11,276
3.42%, 04/15/33 (a)(g)	846,000	740,783

See Notes to Schedule of Investments.
4	State Street Income Fund

State Street Income Fund
Schedule of Investments
December 31, 2024 (Unaudited)
	Principal Amount	Fair Value
3.47%, 04/15/34 (a)(g)	$13,000	$11,265
4.15%, 11/15/30 (a)	113,000	108,226
4.30%, 11/15/32 (a)	184,000	173,600
4.93%, 05/15/37 (a)(g)	151,000	143,734
Brown-Forman Corp.
4.00%, 04/15/38 (a)	42,000	36,692
Bunge Ltd. Finance Corp.
3.75%, 09/25/27 (a)	56,000	54,540
Burlington Northern Santa Fe LLC
4.15%, 12/15/48 (a)	162,000	130,219
4.55%, 09/01/44 (a)	244,000	212,504
Cameron LNG LLC
3.30%, 01/15/35 (a)(g)	78,000	64,253
Campbell's Co.
5.40%, 03/21/34 (a)	318,000	316,804
Canadian Natural Resources Ltd.
3.85%, 06/01/27 (a)	176,000	172,202
4.95%, 06/01/47 (a)	123,000	105,575
Canadian Pacific Railway Co.
1.75%, 12/02/26 (a)	382,000	361,723
3.10%, 12/02/51 (a)	126,000	81,974
3.50%, 05/01/50 (a)	145,000	102,898
Capital One Financial Corp.
3.75%, 07/28/26 (a)	343,000	336,805
Carlisle Cos., Inc.
2.20%, 03/01/32 (a)	449,000	366,496
Carlyle Secured Lending, Inc.
6.75%, 02/18/30 (a)	150,000	152,946
Carrier Global Corp.
2.72%, 02/15/30 (a)	179,000	160,132
3.58%, 04/05/50 (a)	142,000	102,016
5.90%, 03/15/34 (a)	174,000	180,080
CDW LLC/CDW Finance Corp.
5.10%, 03/01/30 (a)	820,000	808,709
Cenovus Energy, Inc.
2.65%, 01/15/32 (a)	166,000	138,082
3.75%, 02/15/52 (a)	221,000	152,667
Centene Corp.
3.00%, 10/15/30 (a)	159,000	137,190
4.25%, 12/15/27 (a)	972,000	940,954
CenterPoint Energy, Inc.
2.65%, 06/01/31 (a)	316,000	271,586
Charles Schwab Corp.
2.45%, 03/03/27 (a)	1,477,000	1,409,929
2.90%, 03/03/32 (a)	141,000	121,566
Charles Schwab Corp. (4.00% fixed rate until 12/01/30; 3.08% + 10 yr. CMT thereafter)
4.00%, 12/01/30 (a)(b)	408,000	351,859
Charles Schwab Corp. (5.64% fixed rate until 05/19/28; 2.21% + SOFR thereafter)
5.64%, 05/19/29 (a)(b)	817,000	833,503
Charles Schwab Corp. (6.14% fixed rate until 08/24/33; 2.01% + SOFR thereafter)
6.14%, 08/24/34 (a)(b)	613,000	642,639
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/41 (a)	252,000	172,786
3.70%, 04/01/51 (a)	767,000	481,377
4.80%, 03/01/50 (a)	379,000	284,739
6.55%, 06/01/34 (a)	933,000	953,937
	Principal Amount	Fair Value
Cheniere Energy, Inc.
5.65%, 04/15/34 (a)	$318,000	$318,550
Chevron Corp.
2.24%, 05/11/30 (a)	83,000	73,090
Chevron USA, Inc.
3.85%, 01/15/28 (a)	292,000	288,032
Chubb INA Holdings LLC
4.35%, 11/03/45 (a)	131,000	111,655
Church & Dwight Co., Inc.
2.30%, 12/15/31 (a)	209,000	174,989
Cigna Group
2.40%, 03/15/30 (a)	144,000	125,896
3.25%, 04/15/25 (a)	150,000	149,244
3.40%, 03/01/27 - 03/15/51 (a)	270,000	212,946
4.38%, 10/15/28 (a)	83,000	81,342
Cisco Systems, Inc.
5.30%, 02/26/54 (a)	477,000	463,172
5.35%, 02/26/64 (a)	477,000	458,020
5.90%, 02/15/39 (a)	96,000	101,165
Citadel Finance LLC
3.38%, 03/09/26 (a)(g)	1,500,000	1,463,625
Citigroup, Inc.
4.45%, 09/29/27 (a)	202,000	199,200
4.65%, 07/23/48 (a)	438,000	375,830
Citigroup, Inc. (2.56% fixed rate until 05/01/31; 1.17% + SOFR thereafter)
2.56%, 05/01/32 (a)(b)	278,000	235,566
Citigroup, Inc. (2.98% fixed rate until 11/05/29; 1.42% + SOFR thereafter)
2.98%, 11/05/30 (a)(b)	169,000	152,556
Citigroup, Inc. (3.79% fixed rate until 03/17/32; 1.94% + SOFR thereafter)
3.79%, 03/17/33 (a)(b)	1,360,000	1,221,838
Citigroup, Inc. (3.88% fixed rate until 01/24/38; 1.43% + 3 mo. Term SOFR thereafter)
3.88%, 01/24/39 (a)(b)	80,000	66,802
Citigroup, Inc. (4.70% fixed rate until 01/30/25; 3.23% + SOFR thereafter)
4.70%, 01/30/25 (a)(b)	553,000	550,489
Citigroup, Inc. (6.17% fixed rate until 05/25/33; 2.66% + SOFR thereafter)
6.17%, 05/25/34 (a)(b)	367,000	373,756
Cleveland Electric Illuminating Co.
4.55%, 11/15/30 (a)(g)	486,000	468,047
Clorox Co.
1.80%, 05/15/30 (a)	226,000	192,303
CME Group, Inc.
2.65%, 03/15/32 (a)	182,000	156,778
3.75%, 06/15/28 (a)	87,000	84,656
CMS Energy Corp.
4.88%, 03/01/44 (a)	297,000	263,383
Coca-Cola Co.
2.60%, 06/01/50 (a)	184,000	111,081
2.75%, 06/01/60 (a)	125,000	73,085
Comcast Corp.
2.65%, 08/15/62 (a)	137,000	71,629
2.80%, 01/15/51 (a)	155,000	92,169
2.89%, 11/01/51 (a)	145,000	87,410
2.94%, 11/01/56 (a)	120,000	69,961

See Notes to Schedule of Investments.
State Street Income Fund	5

State Street Income Fund
Schedule of Investments
December 31, 2024 (Unaudited)
	Principal Amount	Fair Value
2.99%, 11/01/63 (a)	$114,000	$64,279
3.20%, 07/15/36 (a)	167,000	134,747
3.25%, 11/01/39 (a)	270,000	204,844
3.97%, 11/01/47 (a)	185,000	140,617
4.15%, 10/15/28 (a)	184,000	179,509
5.65%, 06/01/54 (a)	528,000	510,666
Commonwealth Bank of Australia
3.78%, 03/14/32 (a)(g)	400,000	357,244
Conagra Brands, Inc.
5.30%, 11/01/38 (a)	73,000	68,707
ConocoPhillips Co.
5.55%, 03/15/54 (a)	360,000	345,859
5.70%, 09/15/63 (a)	371,000	355,470
Consolidated Edison Co. of New York, Inc.
2.90%, 12/01/26 (a)	225,000	217,375
3.35%, 04/01/30 (a)	87,000	80,896
3.88%, 06/15/47 (a)	103,000	78,248
3.95%, 04/01/50 (a)	145,000	113,187
Constellation Brands, Inc.
3.15%, 08/01/29 (a)	386,000	355,568
3.70%, 12/06/26 (a)	180,000	176,929
4.50%, 05/09/47 (a)	160,000	132,629
Constellation Energy Generation LLC
6.50%, 10/01/53 (a)	245,000	260,533
Continental Resources, Inc.
2.88%, 04/01/32 (a)(g)	264,000	216,652
COPT Defense Properties LP
2.00%, 01/15/29 (a)	269,000	236,712
2.25%, 03/15/26 (a)	222,000	214,823
2.75%, 04/15/31 (a)	631,000	538,521
Corebridge Financial, Inc.
3.90%, 04/05/32 (a)	785,000	714,719
Corning, Inc.
4.38%, 11/15/57 (a)	92,000	70,583
Coterra Energy, Inc.
5.60%, 03/15/34 (a)	953,000	944,223
5.90%, 02/15/55 (a)	495,000	467,315
Crown Castle, Inc.
2.90%, 03/15/27 (a)	648,000	622,508
3.30%, 07/01/30 (a)	507,000	460,792
CSL Finance PLC
4.25%, 04/27/32 (a)(g)	371,000	348,503
5.11%, 04/03/34 (a)(g)	127,000	124,893
5.42%, 04/03/54 (a)(g)	64,000	60,280
CSX Corp.
4.50%, 03/15/49 - 08/01/54 (a)	269,000	226,789
CubeSmart LP
4.38%, 02/15/29 (a)	239,000	232,107
CVS Health Corp.
3.00%, 08/15/26 (a)	199,000	192,837
3.63%, 04/01/27 (a)	188,000	182,341
3.75%, 04/01/30 (a)	137,000	125,602
3.88%, 07/20/25 (a)	116,000	115,179
4.30%, 03/25/28 (a)	16,000	15,510
4.78%, 03/25/38 (a)	123,000	106,316
5.13%, 07/20/45 (a)	137,000	115,224
5.30%, 06/01/33 - 12/05/43 (a)	542,000	499,602
5.70%, 06/01/34 (a)	409,000	402,006
5.88%, 06/01/53 (a)	74,000	67,882
6.00%, 06/01/63 (a)	56,000	51,124
	Principal Amount	Fair Value
CVS Health Corp. (7.00% fixed rate until 12/10/29; 2.89% + 5 yr. CMT thereafter)
7.00%, 03/10/55 (a)(b)	$341,000	$342,333
Daimler Truck Finance North America LLC
2.38%, 12/14/28 (a)(g)	394,000	357,630
2.50%, 12/14/31 (a)(g)	394,000	330,995
Dell International LLC/EMC Corp.
6.02%, 06/15/26 (a)	21,000	21,307
8.35%, 07/15/46 (a)	5,000	6,349
Deutsche Bank AG (2.31% fixed rate until 11/16/26; 1.22% + SOFR thereafter)
2.31%, 11/16/27 (a)(b)	1,010,000	959,934
Deutsche Bank AG (3.74% fixed rate until 10/07/31; 2.26% + SOFR thereafter)
3.74%, 01/07/33 (a)(b)	398,000	337,134
Deutsche Bank AG (6.82% fixed rate until 11/20/28; 2.51% + SOFR thereafter)
6.82%, 11/20/29 (a)(b)	841,000	879,854
Deutsche Bank AG (7.08% fixed rate until 11/10/32; 3.65% + SOFR thereafter)
7.08%, 02/10/34 (a)(b)	410,000	422,292
Deutsche Telekom AG
3.63%, 01/21/50 (a)(g)	309,000	220,913
DH Europe Finance II SARL
2.60%, 11/15/29 (a)	157,000	142,007
3.25%, 11/15/39 (a)	101,000	78,687
3.40%, 11/15/49 (a)	53,000	37,523
Diamondback Energy, Inc.
3.13%, 03/24/31 (a)	221,000	195,576
4.40%, 03/24/51 (a)	125,000	97,045
5.40%, 04/18/34 (a)	783,000	770,417
5.75%, 04/18/54 (a)	288,000	270,325
Dick's Sporting Goods, Inc.
4.10%, 01/15/52 (a)	1,024,000	747,960
Digital Realty Trust LP
3.60%, 07/01/29 (a)	257,000	242,785
Discover Bank
2.70%, 02/06/30 (a)	285,000	251,584
Discovery Communications LLC
3.95%, 03/20/28 (a)	132,000	124,996
5.00%, 09/20/37 (a)	61,000	50,724
Dollar General Corp.
3.50%, 04/03/30 (a)	95,000	87,147
4.13%, 04/03/50 (a)	160,000	117,797
Dollar Tree, Inc.
4.00%, 05/15/25 (a)	185,000	184,234
Dominion Energy, Inc.
3.38%, 04/01/30 (a)	296,000	272,308
Dover Corp.
2.95%, 11/04/29 (a)	162,000	147,626
Dow Chemical Co.
2.10%, 11/15/30 (a)	124,000	105,257
3.60%, 11/15/50 (a)	142,000	97,560
4.25%, 10/01/34 (a)	76,000	68,991
5.15%, 02/15/34 (a)	319,000	311,995
5.55%, 11/30/48 (a)	100,000	93,522
6.30%, 03/15/33 (a)	315,000	333,875
DTE Energy Co.
2.85%, 10/01/26 (a)	95,000	92,045

See Notes to Schedule of Investments.
6	State Street Income Fund

State Street Income Fund
Schedule of Investments
December 31, 2024 (Unaudited)
	Principal Amount	Fair Value
Duke Energy Carolinas LLC
3.95%, 03/15/48 (a)	$119,000	$91,274
Duke Energy Corp.
2.55%, 06/15/31 (a)	453,000	387,243
3.30%, 06/15/41 (a)	411,000	301,226
3.50%, 06/15/51 (a)	411,000	277,931
3.75%, 09/01/46 (a)	628,000	462,352
Duke Energy Progress LLC
4.15%, 12/01/44 (a)	113,000	91,811
DuPont de Nemours, Inc.
5.42%, 11/15/48 (a)	66,000	65,632
Duquesne Light Holdings, Inc.
3.62%, 08/01/27 (a)(g)	310,000	298,350
Eastern Energy Gas Holdings LLC
5.65%, 10/15/54 (a)	410,000	387,175
Eastman Chemical Co.
4.65%, 10/15/44 (a)	183,000	154,534
Eaton Corp.
3.10%, 09/15/27 (a)	100,000	96,325
Edison International
4.95%, 04/15/25 (a)	471,000	470,538
5.75%, 06/15/27 (a)	59,000	59,982
EIDP, Inc.
2.30%, 07/15/30 (a)	123,000	107,470
Electronic Arts, Inc.
1.85%, 02/15/31 (a)	233,000	193,479
Elevance Health, Inc.
2.88%, 09/15/29 (a)	80,000	72,757
3.60%, 03/15/51 (a)	100,000	69,308
3.70%, 09/15/49 (a)	92,000	65,415
5.13%, 02/15/53 (a)	69,000	61,154
5.65%, 06/15/54 (a)	184,000	176,441
6.10%, 10/15/52 (a)	158,000	159,920
Eli Lilly & Co.
5.00%, 02/09/54 (a)	126,000	115,912
5.10%, 02/09/64 (a)	479,000	438,108
Emera U.S. Finance LP
2.64%, 06/15/31 (a)	458,000	387,042
Emerson Electric Co.
1.80%, 10/15/27 (a)	105,000	97,603
2.75%, 10/15/50 (a)	92,000	57,263
Enbridge Energy Partners LP
5.50%, 09/15/40 (a)	26,000	24,826
Enbridge, Inc.
1.60%, 10/04/26 (a)	676,000	640,152
Enbridge, Inc. (5.75% fixed rate until 04/15/30; 5.31% + 5 yr. CMT thereafter)
5.75%, 07/15/80 (a)(b)	409,000	395,119
Energy Transfer LP
5.25%, 07/01/29 (a)	2,112,000	2,122,581
5.30%, 04/01/44 - 04/15/47 (a)	304,000	269,846
5.35%, 05/15/45 (a)	252,000	226,694
5.75%, 02/15/33 (a)	158,000	159,942
5.95%, 05/15/54 (a)	137,000	132,147
6.10%, 12/01/28 (a)	642,000	666,768
6.40%, 12/01/30 (a)	250,000	263,967
6.50%, 02/01/42 (a)	142,000	147,059
Energy Transfer LP (6.75% fixed rate until 05/15/25; 5.13% + 5 yr. CMT thereafter)
6.75%, 05/15/25 (a)(b)	1,607,000	1,594,562
	Principal Amount	Fair Value
Enterprise Products Operating LLC
4.25%, 02/15/48 (a)	$309,000	$247,509
4.85%, 01/31/34 (a)	952,000	921,374
Enterprise Products Operating LLC (5.25% fixed rate until 08/16/27; 3.30% + 3 mo. Term SOFR thereafter)
5.25%, 08/16/77 (a)(b)	88,000	85,833
EOG Resources, Inc.
4.15%, 01/15/26 (a)	105,000	104,475
5.10%, 01/15/36 (a)	65,000	63,435
Equinix, Inc.
1.25%, 07/15/25 (a)	348,000	341,217
2.15%, 07/15/30 (a)	263,000	226,230
ERP Operating LP
4.50%, 07/01/44 (a)	61,000	52,500
Eversource Energy
3.45%, 01/15/50 (a)	200,000	136,990
Exelon Corp.
4.05%, 04/15/30 (a)	303,000	288,750
4.45%, 04/15/46 (a)	188,000	156,365
4.70%, 04/15/50 (a)	201,000	169,919
5.60%, 03/15/53 (a)	598,000	576,574
Expand Energy Corp.
6.75%, 04/15/29 (a)(g)	1,903,000	1,922,962
Extra Space Storage LP
2.20%, 10/15/30 (a)	227,000	193,497
3.90%, 04/01/29 (a)	149,000	142,319
5.90%, 01/15/31 (a)	656,000	676,730
Exxon Mobil Corp.
2.61%, 10/15/30 (a)	566,000	504,187
3.45%, 04/15/51 (a)	335,000	235,579
FedEx Corp.
4.10%, 02/01/45 (a)	407,000	318,445
Fidelity National Financial, Inc.
3.20%, 09/17/51 (a)	287,000	176,841
Fidelity National Information Services, Inc.
3.10%, 03/01/41 (a)	50,000	36,335
FirstEnergy Corp.
3.40%, 03/01/50 (a)	254,000	172,115
FirstEnergy Transmission LLC
4.55%, 04/01/49 (a)(g)	368,000	308,281
Fiserv, Inc.
3.50%, 07/01/29 (a)	123,000	115,424
4.40%, 07/01/49 (a)	72,000	58,828
Florida Power & Light Co.
2.85%, 04/01/25 (a)	507,000	504,602
4.13%, 02/01/42 (a)	110,000	91,660
Flowers Foods, Inc.
2.40%, 03/15/31 (a)	196,000	165,977
Flowserve Corp.
2.80%, 01/15/32 (a)	250,000	212,173
Ford Motor Credit Co. LLC
6.13%, 03/08/34 (a)	1,662,000	1,624,738
Fox Corp.
6.50%, 10/13/33 (a)	381,000	401,018
Freeport-McMoRan, Inc.
4.25%, 03/01/30 (a)	334,000	318,065
GA Global Funding Trust
1.63%, 01/15/26 (a)(g)	297,000	286,988
General Dynamics Corp.
4.25%, 04/01/50 (a)	142,000	117,183

See Notes to Schedule of Investments.
State Street Income Fund	7

State Street Income Fund
Schedule of Investments
December 31, 2024 (Unaudited)
	Principal Amount	Fair Value
General Mills, Inc.
3.00%, 02/01/51 (a)	$148,000	$93,480
General Motors Co.
5.20%, 04/01/45 (a)	28,000	24,254
5.40%, 04/01/48 (a)	65,000	57,117
6.13%, 10/01/25 (a)	194,000	195,498
6.80%, 10/01/27 (a)	131,000	136,784
General Motors Financial Co., Inc.
1.25%, 01/08/26 (a)	368,000	354,553
2.35%, 01/08/31 (a)	161,000	134,949
5.25%, 03/01/26 (a)	128,000	128,375
5.85%, 04/06/30 (a)	1,101,000	1,125,497
6.10%, 01/07/34 (a)	959,000	973,567
Genuine Parts Co.
2.75%, 02/01/32 (a)	169,000	142,607
Georgia Power Co.
5.25%, 03/15/34 (a)	1,272,000	1,263,452
Georgia-Pacific LLC
1.75%, 09/30/25 (a)(g)	411,000	402,348
3.60%, 03/01/25 (a)(g)	722,000	720,296
Gilead Sciences, Inc.
2.60%, 10/01/40 (a)	154,000	106,579
2.95%, 03/01/27 (a)	30,000	28,975
3.50%, 02/01/25 (a)	109,000	108,834
3.65%, 03/01/26 (a)	99,000	97,888
4.15%, 03/01/47 (a)	74,000	59,256
4.60%, 09/01/35 (a)	188,000	177,171
5.25%, 10/15/33 (a)	192,000	192,545
GlaxoSmithKline Capital PLC
3.38%, 06/01/29 (a)	200,000	189,156
GlaxoSmithKline Capital, Inc.
3.63%, 05/15/25 (a)	225,000	224,100
Goldman Sachs Group, Inc.
3.85%, 01/26/27 (a)	909,000	892,365
4.25%, 10/21/25 (a)	236,000	234,829
5.15%, 05/22/45 (a)	71,000	65,364
Goldman Sachs Group, Inc. (1.54% fixed rate until 09/10/26; 0.82% + SOFR thereafter)
1.54%, 09/10/27 (a)(b)	341,000	322,467
Goldman Sachs Group, Inc. (2.38% fixed rate until 07/21/31; 1.25% + SOFR thereafter)
2.38%, 07/21/32 (a)(b)	185,000	154,525
Goldman Sachs Group, Inc. (2.91% fixed rate until 07/21/41; 1.47% + SOFR thereafter)
2.91%, 07/21/42 (a)(b)	152,000	105,534
Goldman Sachs Group, Inc. (3.21% fixed rate until 04/22/41; 1.51% + SOFR thereafter)
3.21%, 04/22/42 (a)(b)	230,000	167,663
Goldman Sachs Group, Inc. (3.44% fixed rate until 02/24/42; 1.63% + SOFR thereafter)
3.44%, 02/24/43 (a)(b)	389,000	289,490
Goldman Sachs Group, Inc. (3.81% fixed rate until 04/23/28; 1.42% + 3 mo. Term SOFR thereafter)
3.81%, 04/23/29 (a)(b)	107,000	102,890
	Principal Amount	Fair Value
Goldman Sachs Group, Inc. (4.02% fixed rate until 10/31/37; 1.64% + 3 mo. Term SOFR thereafter)
4.02%, 10/31/38 (a)(b)	$111,000	$93,989
Goldman Sachs Group, Inc. (4.22% fixed rate until 05/01/28; 1.56% + 3 mo. Term SOFR thereafter)
4.22%, 05/01/29 (a)(b)	176,000	171,338
Graphic Packaging International LLC
1.51%, 04/15/26 (a)(g)	250,000	238,287
Gray Oak Pipeline LLC
2.60%, 10/15/25 (a)(g)	373,000	365,853
Haleon U.S. Capital LLC
3.38%, 03/24/27 (a)	462,000	448,584
3.63%, 03/24/32 (a)	610,000	552,318
4.00%, 03/24/52 (a)	250,000	193,010
Halliburton Co.
3.80%, 11/15/25 (a)	3,000	2,974
5.00%, 11/15/45 (a)	93,000	83,304
Harley-Davidson Financial Services, Inc.
5.95%, 06/11/29 (a)(g)	1,269,000	1,270,409
Hartford Financial Services Group, Inc. (6.91% fixed rate until 01/31/25; 2.39% + 3 mo. Term SOFR thereafter)
6.91%, 02/12/67 (a)(b)(g)	257,000	236,319
HCA, Inc.
3.13%, 03/15/27 (a)	520,000	500,464
3.38%, 03/15/29 (a)	317,000	294,468
3.50%, 09/01/30 (a)	185,000	167,976
3.63%, 03/15/32 (a)	147,000	129,470
4.63%, 03/15/52 (a)	354,000	276,577
5.38%, 02/01/25 (a)	1,630,000	1,628,973
5.60%, 04/01/34 (a)	411,000	404,893
6.00%, 04/01/54 (a)	190,000	181,214
Health Care Service Corp. A Mutual Legal Reserve Co.
2.20%, 06/01/30 (a)(g)	225,000	194,213
3.20%, 06/01/50 (a)(g)	92,000	59,046
Healthcare Realty Holdings LP
2.00%, 03/15/31 (a)	134,000	109,615
Helmerich & Payne, Inc.
2.90%, 09/29/31 (a)	135,000	112,385
Hess Corp.
5.60%, 02/15/41 (a)	48,000	47,338
5.80%, 04/01/47 (a)	30,000	30,060
Hewlett Packard Enterprise Co.
6.35%, 10/15/45 (a)	44,000	45,590
Highwoods Realty LP
4.13%, 03/15/28 (a)	97,000	92,787
4.20%, 04/15/29 (a)	236,000	224,028
7.65%, 02/01/34 (a)	67,000	74,404
Home Depot, Inc.
2.70%, 04/15/30 (a)	92,000	82,831
3.35%, 04/15/50 (a)	184,000	128,561
3.50%, 09/15/56 (a)	88,000	61,191
3.90%, 12/06/28 - 06/15/47 (a)	197,000	170,870
4.50%, 12/06/48 (a)	80,000	68,298
4.95%, 06/25/34 - 09/15/52 (a)	352,000	338,079
5.30%, 06/25/54 (a)	107,000	102,633
5.40%, 06/25/64 (a)	189,000	181,030

See Notes to Schedule of Investments.
8	State Street Income Fund

State Street Income Fund
Schedule of Investments
December 31, 2024 (Unaudited)
	Principal Amount	Fair Value
Honeywell International, Inc.
1.75%, 09/01/31 (a)	$253,000	$207,253
2.70%, 08/15/29 (a)	183,000	167,758
5.25%, 03/01/54 (a)	739,000	693,529
Hormel Foods Corp.
1.80%, 06/11/30 (a)	328,000	279,646
Howmet Aerospace, Inc.
5.95%, 02/01/37 (a)	490,000	507,542
HSBC Holdings PLC (2.01% fixed rate until 09/22/27; 1.73% + SOFR thereafter)
2.01%, 09/22/28 (a)(b)	463,000	426,585
HSBC Holdings PLC (2.87% fixed rate until 11/22/31; 1.41% + SOFR thereafter)
2.87%, 11/22/32 (a)(b)	520,000	438,620
HSBC Holdings PLC (3.00% fixed rate until 03/10/25; 1.43% + SOFR thereafter)
3.00%, 03/10/26 (a)(b)	493,000	490,924
HSBC Holdings PLC (4.00% fixed rate until 03/09/26; 3.22% + 5 yr. CMT thereafter)
4.00%, 03/09/26 (a)(b)	323,000	314,744
HSBC Holdings PLC (4.29% fixed rate until 09/12/25; 1.61% + 3 mo. Term SOFR thereafter)
4.29%, 09/12/26 (a)(b)	565,000	562,158
HSBC Holdings PLC (6.00% fixed rate until 05/22/27; 3.75% + 5 yr. USD ICE Swap thereafter)
6.00%, 05/22/27 (a)(b)	401,000	393,349
HSBC Holdings PLC (6.88% fixed rate until 09/11/29; 3.30% + 5 yr. CMT thereafter)
6.88%, 09/11/29 (a)(b)	1,290,000	1,283,627
HSBC Holdings PLC (8.11% fixed rate until 11/03/32; 4.25% + SOFR thereafter)
8.11%, 11/03/33 (a)(b)	598,000	673,874
Huntington Bancshares, Inc.
2.55%, 02/04/30 (a)	368,000	323,557
Huntington Bancshares, Inc. (5.27% fixed rate until 01/15/30; 1.28% + SOFR thereafter)
5.27%, 01/15/31 (a)(b)	940,000	940,066
Huntington Bancshares, Inc. (6.14% fixed rate until 08/18/34; 1.70% + 5 yr. CMT thereafter)
6.14%, 11/18/39 (a)(b)	355,000	356,260
Huntington Ingalls Industries, Inc.
2.04%, 08/16/28 (a)	439,000	394,354
Hyundai Capital America
5.40%, 01/08/31 (a)(g)	1,438,000	1,437,180
IBM International Capital Pte. Ltd.
5.25%, 02/05/44 (a)	362,000	342,021
5.30%, 02/05/54 (a)	270,000	248,997
Imperial Brands Finance PLC
3.50%, 07/26/26 (a)(g)	388,000	379,701
5.50%, 02/01/30 (a)(g)	1,854,000	1,871,520
5.88%, 07/01/34 (a)(g)	1,490,000	1,484,368
6.13%, 07/27/27 (a)(g)	300,000	307,974
	Principal Amount	Fair Value
Indiana Michigan Power Co.
3.25%, 05/01/51 (a)	$204,000	$133,953
ING Groep NV (5.41% fixed rate until 04/01/26; 1.01% + SOFR thereafter)
5.41%, 04/01/27 (a)(b)	436,000	437,373
Ingersoll Rand, Inc.
5.70%, 08/14/33 (a)	510,000	521,572
Ingredion, Inc.
3.90%, 06/01/50 (a)	97,000	71,541
Intel Corp.
2.00%, 08/12/31 (a)	286,000	230,342
2.45%, 11/15/29 (a)	354,000	310,518
2.80%, 08/12/41 (a)	331,000	210,996
3.10%, 02/15/60 (a)	168,000	89,583
5.63%, 02/10/43 (a)	145,000	132,536
5.70%, 02/10/53 (a)	129,000	114,228
Intercontinental Exchange, Inc.
1.85%, 09/15/32 (a)	82,000	65,028
2.65%, 09/15/40 (a)	62,000	43,288
International Business Machines Corp.
3.45%, 02/19/26 (a)	295,000	291,094
4.15%, 05/15/39 (a)	169,000	145,252
Interstate Power & Light Co.
3.40%, 08/15/25 (a)	786,000	778,344
Intuit, Inc.
5.50%, 09/15/53 (a)	362,000	355,079
ITC Holdings Corp.
2.95%, 05/14/30 (a)(g)	504,000	450,435
J.M. Smucker Co.
6.50%, 11/15/43 - 11/15/53 (a)	740,000	792,176
Jacobs Engineering Group, Inc.
5.90%, 03/01/33 (a)	834,000	844,917
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
5.13%, 02/01/28 (a)	598,000	595,010
5.75%, 04/01/33 (a)	145,000	144,504
6.75%, 03/15/34 (a)	517,000	547,307
Jefferies Financial Group, Inc.
5.88%, 07/21/28 (a)	614,000	627,723
Johnson & Johnson
3.63%, 03/03/37 (a)	88,000	76,182
Johnson Controls International PLC
4.50%, 02/15/47 (a)	80,000	66,344
JPMorgan Chase & Co. (1.58% fixed rate until 04/22/26; 0.89% + SOFR thereafter)
1.58%, 04/22/27 (a)(b)	609,000	584,798
JPMorgan Chase & Co. (2.96% fixed rate until 01/25/32; 1.26% + SOFR thereafter)
2.96%, 01/25/33 (a)(b)	2,116,000	1,829,345
JPMorgan Chase & Co. (2.96% fixed rate until 05/13/30; 2.52% + 3 mo. Term SOFR thereafter)
2.96%, 05/13/31 (a)(b)	352,000	314,565
JPMorgan Chase & Co. (3.16% fixed rate until 04/22/41; 1.46% + SOFR thereafter)
3.16%, 04/22/42 (a)(b)	294,000	215,320

See Notes to Schedule of Investments.
State Street Income Fund	9

State Street Income Fund
Schedule of Investments
December 31, 2024 (Unaudited)
	Principal Amount	Fair Value
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.62% + 3 mo. Term SOFR thereafter)
3.88%, 07/24/38 (a)(b)	$230,000	$195,275
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.48% + 3 mo. Term SOFR thereafter)
3.90%, 01/23/49 (a)(b)	689,000	530,248
JPMorgan Chase & Co. (3.96% fixed rate until 01/29/26; 1.51% + 3 mo. Term SOFR thereafter)
3.96%, 01/29/27 (a)(b)	386,000	382,653
JPMorgan Chase & Co. (4.01% fixed rate until 04/23/28; 1.38% + 3 mo. Term SOFR thereafter)
4.01%, 04/23/29 (a)(b)	160,000	155,099
JPMorgan Chase & Co. (4.03% fixed rate until 07/24/47; 1.72% + 3 mo. Term SOFR thereafter)
4.03%, 07/24/48 (a)(b)	156,000	122,808
JPMorgan Chase & Co. (4.49% fixed rate until 03/24/30; 3.79% + 3 mo. Term SOFR thereafter)
4.49%, 03/24/31 (a)(b)	535,000	520,999
JPMorgan Chase & Co. (4.60% fixed rate until 02/01/25; 3.13% + 3 mo. Term SOFR thereafter)
4.60%, 02/01/25 (a)(b)	602,000	599,592
JPMorgan Chase & Co. (5.34% fixed rate until 01/23/34; 1.62% + SOFR thereafter)
5.34%, 01/23/35 (a)(b)	369,000	366,945
Kaiser Foundation Hospitals
3.27%, 11/01/49 (a)	289,000	200,237
Kenvue, Inc.
4.90%, 03/22/33 (a)	293,000	288,042
5.05%, 03/22/53 (a)	232,000	215,134
5.20%, 03/22/63 (a)	141,000	129,947
Keurig Dr. Pepper, Inc.
3.20%, 05/01/30 (a)	180,000	164,549
3.80%, 05/01/50 (a)	157,000	115,362
KeyBank NA
4.90%, 08/08/32 (a)	500,000	473,745
Kinder Morgan Energy Partners LP
4.70%, 11/01/42 (a)	35,000	29,450
5.00%, 03/01/43 (a)	70,000	61,032
6.38%, 03/01/41 (a)	61,000	62,179
Kinder Morgan, Inc.
1.75%, 11/15/26 (a)	785,000	744,164
5.05%, 02/15/46 (a)	57,000	49,506
5.20%, 06/01/33 (a)	178,000	173,910
KLA Corp.
3.30%, 03/01/50 (a)	183,000	126,566
Kraft Heinz Foods Co.
5.20%, 07/15/45 (a)	340,000	308,006
Kroger Co.
2.20%, 05/01/30 (a)	145,000	125,753
4.65%, 01/15/48 (a)	69,000	57,892
5.00%, 09/15/34 (a)	280,000	271,359
5.50%, 09/15/54 (a)	145,000	136,439
Kyndryl Holdings, Inc.
2.05%, 10/15/26 (a)	359,000	341,384
	Principal Amount	Fair Value
L3Harris Technologies, Inc.
3.85%, 12/15/26 (a)	$131,000	$128,926
Las Vegas Sands Corp.
5.90%, 06/01/27 (a)	731,000	741,599
6.20%, 08/15/34 (a)	412,000	414,353
Leidos, Inc.
3.63%, 05/15/25 (a)	154,000	153,235
4.38%, 05/15/30 (a)	671,000	641,677
5.75%, 03/15/33 (a)	365,000	370,391
Liberty Mutual Group, Inc.
3.95%, 05/15/60 (a)(g)	81,000	54,315
Lincoln National Corp.
4.35%, 03/01/48 (a)	294,000	227,912
Lloyds Banking Group PLC
3.75%, 01/11/27 (a)	372,000	363,738
Lloyds Banking Group PLC (2.44% fixed rate until 02/05/25; 1.00% + 1 yr. CMT thereafter)
2.44%, 02/05/26 (a)(b)	400,000	398,956
Lockheed Martin Corp.
3.55%, 01/15/26 (a)	58,000	57,423
3.80%, 03/01/45 (a)	53,000	41,821
4.50%, 05/15/36 (a)	148,000	138,931
Lowe's Cos., Inc.
1.30%, 04/15/28 (a)	108,000	96,563
1.70%, 09/15/28 - 10/15/30 (a)	335,000	294,791
3.00%, 10/15/50 (a)	185,000	115,175
3.70%, 04/15/46 (a)	65,000	48,004
4.05%, 05/03/47 (a)	156,000	120,909
5.63%, 04/15/53 (a)	292,000	281,059
LYB International Finance III LLC
1.25%, 10/01/25 (a)	128,000	124,576
3.63%, 04/01/51 (a)	93,000	62,411
3.80%, 10/01/60 (a)	81,000	53,561
M&T Bank Corp. (5.05% fixed rate until 01/27/33; 1.85% + SOFR thereafter)
5.05%, 01/27/34 (a)(b)	1,306,000	1,249,724
Marsh & McLennan Cos., Inc.
2.90%, 12/15/51 (a)	181,000	112,394
Marvell Technology, Inc.
5.95%, 09/15/33 (a)	409,000	424,845
Masco Corp.
3.50%, 11/15/27 (a)	47,000	45,305
McCormick & Co., Inc.
1.85%, 02/15/31 (a)	117,000	96,851
3.25%, 11/15/25 (a)	1,165,000	1,147,758
McDonald's Corp.
3.60%, 07/01/30 (a)	242,000	226,851
3.63%, 09/01/49 (a)	113,000	81,441
Medtronic Global Holdings SCA
4.50%, 03/30/33 (a)	885,000	845,901
Medtronic, Inc.
4.63%, 03/15/45 (a)	24,000	21,345
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52 (a)	320,000	258,947
Mercedes-Benz Finance North America LLC
5.38%, 11/26/25 (a)(g)	845,000	850,569
Merck & Co., Inc.
1.90%, 12/10/28 (a)	468,000	422,164
2.45%, 06/24/50 (a)	253,000	145,809

See Notes to Schedule of Investments.
10	State Street Income Fund

State Street Income Fund
Schedule of Investments
December 31, 2024 (Unaudited)
	Principal Amount	Fair Value
2.75%, 12/10/51 (a)	$178,000	$107,557
2.90%, 12/10/61 (a)	87,000	49,876
4.00%, 03/07/49 (a)	67,000	52,655
4.50%, 05/17/33 (a)	333,000	320,905
5.00%, 05/17/53 (a)	88,000	80,186
Meritage Homes Corp.
3.88%, 04/15/29 (a)(g)	1,272,000	1,190,058
Meta Platforms, Inc.
3.85%, 08/15/32 (a)	685,000	636,742
4.45%, 08/15/52 (a)	391,000	329,206
MetLife, Inc.
4.72%, 12/15/44 (a)	106,000	93,762
Micron Technology, Inc.
3.37%, 11/01/41 (a)	239,000	174,241
3.48%, 11/01/51 (a)	335,000	225,405
5.30%, 01/15/31 (a)	323,000	322,797
Microsoft Corp.
2.40%, 08/08/26 (a)	132,000	128,105
2.68%, 06/01/60 (a)	74,000	43,263
2.92%, 03/17/52 (a)	561,000	371,640
3.45%, 08/08/36 (a)	50,000	43,536
3.50%, 02/12/35 (a)	134,000	121,320
Mid-America Apartments LP
2.88%, 09/15/51 (a)	285,000	175,455
Mizuho Financial Group, Inc.
2.84%, 09/13/26 (a)	1,953,000	1,895,894
Molson Coors Beverage Co.
4.20%, 07/15/46 (a)	59,000	47,159
Morgan Stanley
3.63%, 01/20/27 (a)	131,000	128,548
3.97%, 07/22/38 (a)(b)	125,000	106,269
4.35%, 09/08/26 (a)	370,000	367,403
4.38%, 01/22/47 (a)	140,000	116,934
Morgan Stanley (1.51% fixed rate until 07/20/26; 0.86% + SOFR thereafter)
1.51%, 07/20/27 (a)(b)	287,000	273,118
Morgan Stanley (2.48% fixed rate until 09/16/31; 1.36% + SOFR thereafter)
2.48%, 09/16/36 (a)(b)	1,146,000	932,099
Morgan Stanley (2.80% fixed rate until 01/25/51; 1.43% + SOFR thereafter)
2.80%, 01/25/52 (a)(b)	637,000	389,576
Morgan Stanley (2.94% fixed rate until 01/21/32; 1.29% + SOFR thereafter)
2.94%, 01/21/33 (a)(b)	907,000	776,836
Morgan Stanley (5.47% fixed rate until 01/18/34; 1.73% + SOFR thereafter)
5.47%, 01/18/35 (a)(b)	329,000	327,309
MPLX LP
2.65%, 08/15/30 (a)	185,000	161,866
5.20%, 12/01/47 (a)	65,000	57,441
Mylan, Inc.
5.20%, 04/15/48 (a)	92,000	76,093
Nasdaq, Inc.
5.95%, 08/15/53 (a)	123,000	123,989
6.10%, 06/28/63 (a)	167,000	169,276
National Australia Bank Ltd. (3.35% fixed rate until 01/12/32; 1.70% + 5 yr. CMT thereafter)
3.35%, 01/12/37 (a)(b)(g)	494,000	425,210
Netflix, Inc.
4.90%, 08/15/34 (a)	320,000	313,917
	Principal Amount	Fair Value
5.40%, 08/15/54 (a)	$190,000	$185,334
Nevada Power Co.
6.00%, 03/15/54 (a)	219,000	223,851
NewMarket Corp.
2.70%, 03/18/31 (a)	166,000	141,098
Newmont Corp.
4.88%, 03/15/42 (a)	107,000	97,583
NextEra Energy Capital Holdings, Inc. (5.65% fixed rate until 05/01/29; 3.16% + 3 mo. Term SOFR thereafter)
5.65%, 05/01/79 (a)(b)	183,000	178,646
NGPL PipeCo LLC
3.25%, 07/15/31 (a)(g)	261,000	224,836
Niagara Mohawk Power Corp.
5.66%, 01/17/54 (a)(g)	325,000	315,299
NIKE, Inc.
3.38%, 03/27/50 (a)	91,000	64,190
Nippon Life Insurance Co. (3.40% fixed rate until 01/23/30; 2.61% + 5 yr. CMT thereafter)
3.40%, 01/23/50 (a)(b)(g)	586,000	532,574
NNN REIT, Inc.
4.00%, 11/15/25 (a)	151,000	149,846
Norfolk Southern Corp.
3.95%, 10/01/42 (a)	135,000	108,618
Northern Trust Corp.
6.13%, 11/02/32 (a)	391,000	412,290
Northwestern Mutual Life Insurance Co.
3.45%, 03/30/51 (a)(g)	489,000	334,574
NOV, Inc.
3.60%, 12/01/29 (a)	241,000	224,887
Novant Health, Inc.
3.32%, 11/01/61 (a)	171,000	109,259
Novartis Capital Corp.
2.20%, 08/14/30 (a)	264,000	230,971
3.00%, 11/20/25 (a)	23,000	22,721
Nutrien Ltd.
4.90%, 03/27/28 - 06/01/43 (a)	992,000	978,658
5.40%, 06/21/34 (a)	1,269,000	1,261,614
NVIDIA Corp.
2.85%, 04/01/30 (a)	92,000	84,261
3.50%, 04/01/50 (a)	123,000	91,282
Occidental Petroleum Corp.
6.13%, 01/01/31 (a)	657,000	672,308
Oklahoma Gas & Electric Co.
3.25%, 04/01/30 (a)	168,000	154,009
Oncor Electric Delivery Co. LLC
3.80%, 09/30/47 (a)	67,000	50,880
ONEOK, Inc.
4.35%, 03/15/29 (a)	150,000	146,051
5.80%, 11/01/30 (a)	553,000	569,214
6.10%, 11/15/32 (a)	246,000	254,775
6.63%, 09/01/53 (a)	467,000	491,882
Oracle Corp.
1.65%, 03/25/26 (a)	342,000	329,729
2.30%, 03/25/28 (a)	127,000	117,433
2.65%, 07/15/26 (a)	191,000	185,302
2.95%, 04/01/30 (a)	277,000	250,089
3.60%, 04/01/50 (a)	184,000	128,671
3.95%, 03/25/51 (a)	202,000	149,421
4.00%, 07/15/46 - 11/15/47 (a)	276,000	211,010

See Notes to Schedule of Investments.
State Street Income Fund	11

State Street Income Fund
Schedule of Investments
December 31, 2024 (Unaudited)
	Principal Amount	Fair Value
4.10%, 03/25/61 (a)	$239,000	$171,131
5.55%, 02/06/53 (a)	176,000	166,538
6.15%, 11/09/29 (a)	276,000	289,367
6.90%, 11/09/52 (a)	185,000	206,847
Otis Worldwide Corp.
2.06%, 04/05/25 (a)	279,000	276,916
2.57%, 02/15/30 (a)	100,000	88,873
3.36%, 02/15/50 (a)	108,000	74,124
Owens Corning
3.88%, 06/01/30 (a)	720,000	677,923
4.40%, 01/30/48 (a)	79,000	63,456
5.70%, 06/15/34 (a)	554,000	562,914
5.95%, 06/15/54 (a)	148,000	146,637
Pacific Gas & Electric Co.
2.10%, 08/01/27 (a)	197,000	183,726
2.50%, 02/01/31 (a)	353,000	302,161
3.00%, 06/15/28 (a)	333,000	312,094
3.30%, 08/01/40 (a)	353,000	263,804
3.50%, 08/01/50 (a)	154,000	105,704
4.30%, 03/15/45 (a)	235,000	187,283
PacifiCorp
2.70%, 09/15/30 (a)	182,000	160,775
2.90%, 06/15/52 (a)	456,000	271,771
5.80%, 01/15/55 (a)	325,000	316,823
6.25%, 10/15/37 (a)	285,000	298,592
Packaging Corp. of America
3.05%, 10/01/51 (a)	250,000	160,735
Paramount Global
2.90%, 01/15/27 (a)	46,000	43,982
3.70%, 06/01/28 (a)	83,000	78,276
5.25%, 04/01/44 (a)	32,000	25,007
Parker-Hannifin Corp.
3.25%, 06/14/29 (a)	145,000	135,682
4.50%, 09/15/29 (a)	256,000	252,488
Patterson-UTI Energy, Inc.
7.15%, 10/01/33 (a)	315,000	330,180
PayPal Holdings, Inc.
2.65%, 10/01/26 (a)	243,000	235,299
3.25%, 06/01/50 (a)	140,000	94,805
PepsiCo, Inc.
1.63%, 05/01/30 (a)	155,000	132,094
2.63%, 07/29/29 (a)	208,000	190,665
2.75%, 10/21/51 (a)	440,000	273,737
Pfizer Investment Enterprises Pte. Ltd.
4.45%, 05/19/28 (a)	1,022,000	1,013,057
4.75%, 05/19/33 (a)	337,000	326,455
5.30%, 05/19/53 (a)	137,000	128,548
5.34%, 05/19/63 (a)	231,000	212,009
Pfizer, Inc.
2.70%, 05/28/50 (a)	357,000	219,930
3.90%, 03/15/39 (a)	113,000	95,532
4.13%, 12/15/46 (a)	77,000	61,933
4.40%, 05/15/44 (a)	47,000	40,608
Philip Morris International, Inc.
1.50%, 05/01/25 (a)	171,000	169,174
2.10%, 05/01/30 (a)	82,000	70,870
3.38%, 08/15/29 (a)	120,000	112,621
4.13%, 03/04/43 (a)	53,000	42,972
5.13%, 02/15/30 (a)	543,000	546,090
5.25%, 02/13/34 (a)	395,000	390,770
5.63%, 11/17/29 (a)	263,000	270,903
Phillips 66 Co.
2.15%, 12/15/30 (a)	892,000	756,630
3.15%, 12/15/29 (a)	458,000	420,151
	Principal Amount	Fair Value
3.30%, 03/15/52 (a)	$304,000	$195,600
3.75%, 03/01/28 (a)	61,000	59,052
4.68%, 02/15/45 (a)	119,000	99,687
Pilgrim's Pride Corp.
6.25%, 07/01/33 (a)	112,000	114,258
Pioneer Natural Resources Co.
1.13%, 01/15/26 (a)	563,000	543,385
2.15%, 01/15/31 (a)	165,000	140,121
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (a)	234,000	217,679
PPL Capital Funding, Inc.
3.10%, 05/15/26 (a)	221,000	215,855
Precision Castparts Corp.
4.38%, 06/15/45 (a)	108,000	91,748
Progressive Corp.
3.00%, 03/15/32 (a)	339,000	297,611
3.70%, 03/15/52 (a)	65,000	48,114
Prologis LP
3.05%, 03/01/50 (a)	80,000	51,815
3.25%, 06/30/26 (a)	95,000	93,300
5.00%, 03/15/34 (a)	197,000	192,341
5.25%, 03/15/54 (a)	127,000	118,720
Prudential Financial, Inc.
3.94%, 12/07/49 (a)	185,000	139,953
Prudential Financial, Inc. (5.70% fixed rate until 09/15/28; 2.67% + 3 mo. Term SOFR thereafter)
5.70%, 09/15/48 (a)(b)	190,000	188,398
Public Service Co. of Colorado
3.70%, 06/15/28 (a)	215,000	207,557
Public Storage Operating Co.
5.35%, 08/01/53 (a)	181,000	172,377
PVH Corp.
4.63%, 07/10/25 (a)	467,000	465,188
QUALCOMM, Inc.
4.30%, 05/20/47 (a)	33,000	27,275
4.50%, 05/20/52 (a)	390,000	326,446
Quanta Services, Inc.
2.35%, 01/15/32 (a)	270,000	223,490
3.05%, 10/01/41 (a)	333,000	234,116
Quest Diagnostics, Inc.
2.95%, 06/30/30 (a)	65,000	58,380
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30 (a)	314,000	261,421
Regions Financial Corp.
1.80%, 08/12/28 (a)	718,000	639,645
Regions Financial Corp. (5.72% fixed rate until 06/06/29; 1.49% + SOFR thereafter)
5.72%, 06/06/30 (a)(b)	2,264,000	2,293,160
RenaissanceRe Holdings Ltd.
5.75%, 06/05/33 (a)	409,000	410,358
Republic Services, Inc.
5.00%, 04/01/34 (a)	312,000	304,493
Reynolds American, Inc.
4.45%, 06/12/25 (a)	7,000	6,978
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51 (a)	270,000	164,803
Rockwell Automation, Inc.
2.80%, 08/15/61 (a)	87,000	48,858
4.20%, 03/01/49 (a)	128,000	105,460

See Notes to Schedule of Investments.
12	State Street Income Fund

State Street Income Fund
Schedule of Investments
December 31, 2024 (Unaudited)
	Principal Amount	Fair Value
Rogers Communications, Inc.
5.00%, 03/15/44 (a)	$50,000	$44,300
Ross Stores, Inc.
4.70%, 04/15/27 (a)	61,000	60,508
Royalty Pharma PLC
1.20%, 09/02/25 (a)	269,000	262,256
1.75%, 09/02/27 (a)	137,000	126,217
2.20%, 09/02/30 (a)	58,000	49,237
3.30%, 09/02/40 (a)	39,000	28,208
RPM International, Inc.
3.75%, 03/15/27 (a)	89,000	87,014
RTX Corp.
1.90%, 09/01/31 (a)	371,000	303,411
2.82%, 09/01/51 (a)	347,000	210,428
3.13%, 05/04/27 (a)	244,000	235,443
3.50%, 03/15/27 (a)	148,000	144,282
3.95%, 08/16/25 (a)	104,000	103,472
4.15%, 05/15/45 (a)	113,000	91,289
4.45%, 11/16/38 (a)	95,000	84,594
6.10%, 03/15/34 (a)	410,000	431,644
6.40%, 03/15/54 (a)	311,000	337,929
Ryder System, Inc.
2.90%, 12/01/26 (a)	412,000	397,498
Salesforce, Inc.
1.95%, 07/15/31 (a)	315,000	264,483
2.70%, 07/15/41 (a)	312,000	220,026
Sands China Ltd.
5.13%, 08/08/25 (a)	2,600,000	2,590,380
Schlumberger Holdings Corp.
3.90%, 05/17/28 (a)(g)	182,000	176,647
Schlumberger Investment SA
5.00%, 06/01/34 (a)	1,269,000	1,247,021
Sealed Air Corp.
1.57%, 10/15/26 (a)(g)	993,000	934,383
Selective Insurance Group, Inc.
5.38%, 03/01/49 (a)	80,000	72,976
Sempra (4.13% fixed rate until 01/01/27; 2.87% + 5 yr. CMT thereafter)
4.13%, 04/01/52 (a)(b)	502,000	480,755
Shell Finance U.S., Inc.
2.38%, 11/07/29 (a)	561,000	503,088
3.25%, 04/06/50 (a)	160,000	107,771
3.75%, 09/12/46 (a)	62,000	46,559
Shell International Finance BV
3.13%, 11/07/49 (a)	362,000	238,478
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/26 (a)	2,000	1,955
Simon Property Group LP
3.38%, 06/15/27 (a)	112,000	108,874
SK Hynix, Inc.
5.50%, 01/16/29 (a)(g)	591,000	593,299
Smith & Nephew PLC
5.40%, 03/20/34 (a)	225,000	223,283
Smurfit Kappa Treasury ULC
5.20%, 01/15/30 (a)(g)	1,329,000	1,333,386
5.78%, 04/03/54 (a)(g)	300,000	298,698
Sonoco Products Co.
4.60%, 09/01/29 (a)	825,000	803,896
5.00%, 09/01/34 (a)	720,000	682,870
South Bow USA Infrastructure Holdings LLC
5.58%, 10/01/34 (a)(g)	1,226,000	1,192,530
	Principal Amount	Fair Value
Southern California Edison Co.
4.00%, 04/01/47 (a)	$363,000	$279,564
4.20%, 03/01/29 (a)	275,000	266,502
5.65%, 10/01/28 (a)	1,908,000	1,953,277
Southern Co.
3.25%, 07/01/26 (a)	82,000	80,340
3.70%, 04/30/30 (a)	495,000	464,513
Southwest Airlines Co.
2.63%, 02/10/30 (a)	243,000	215,045
Southwestern Electric Power Co.
2.75%, 10/01/26 (a)	157,000	151,395
Spectra Energy Partners LP
3.38%, 10/15/26 (a)	35,000	34,171
4.50%, 03/15/45 (a)	30,000	24,596
Standard Chartered PLC (2.68% fixed rate until 06/29/31; 1.20% + 1 yr. CMT thereafter)
2.68%, 06/29/32 (a)(b)(g)	490,000	411,012
Standard Chartered PLC (2.82% fixed rate until 01/31/25; 1.21% + 3 mo. Term SOFR thereafter)
2.82%, 01/30/26 (a)(b)(g)	497,000	495,996
Starbucks Corp.
4.00%, 11/15/28 (a)	96,000	93,040
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/31 (a)	255,000	220,141
3.75%, 03/15/51 (a)	217,000	152,985
Stryker Corp.
1.95%, 06/15/30 (a)	369,000	317,189
Sumitomo Mitsui Financial Group, Inc.
6.18%, 07/13/43 (a)	700,000	746,858
Sumitomo Mitsui Trust Bank Ltd.
1.35%, 09/16/26 (a)(g)	1,405,000	1,327,332
Suncor Energy, Inc.
4.00%, 11/15/47 (a)	43,000	31,873
Svenska Handelsbanken AB (1.42% fixed rate until 06/11/26; 0.63% + 1 yr. CMT thereafter)
1.42%, 06/11/27 (a)(b)(g)	727,000	691,791
Sysco Corp.
5.95%, 04/01/30 (a)	32,000	33,321
6.60%, 04/01/50 (a)	43,000	47,211
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30 (a)	200,000	172,346
3.03%, 07/09/40 (a)	300,000	217,548
3.18%, 07/09/50 (a)	300,000	194,304
Take-Two Interactive Software, Inc.
3.70%, 04/14/27 (a)	882,000	860,806
4.00%, 04/14/32 (a)	194,000	179,169
Tampa Electric Co.
2.40%, 03/15/31 (a)	381,000	325,645
3.45%, 03/15/51 (a)	300,000	204,348
4.35%, 05/15/44 (a)	238,000	196,467
Tanger Properties LP
2.75%, 09/01/31 (a)	804,000	678,536
Tapestry, Inc.
3.05%, 03/15/32 (a)	327,000	278,509
4.13%, 07/15/27 (a)	28,000	27,448
5.10%, 03/11/30 (a)	1,190,000	1,177,362
5.50%, 03/11/35 (a)	730,000	710,027

See Notes to Schedule of Investments.
State Street Income Fund	13

State Street Income Fund
Schedule of Investments
December 31, 2024 (Unaudited)
	Principal Amount	Fair Value
Targa Resources Corp.
6.50%, 03/30/34 (a)	$959,000	$1,014,258
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/28 (a)	770,000	761,753
Target Corp.
1.95%, 01/15/27 (a)	113,000	107,531
Telefonica Emisiones SA
4.10%, 03/08/27 (a)	227,000	223,398
Texas Instruments, Inc.
3.88%, 03/15/39 (a)	143,000	122,777
Thermo Fisher Scientific, Inc.
2.80%, 10/15/41 (a)	221,000	155,451
Time Warner Cable LLC
6.55%, 05/01/37 (a)	80,000	77,099
T-Mobile USA, Inc.
3.50%, 04/15/31 (a)	1,366,000	1,238,498
3.75%, 04/15/27 (a)	484,000	472,853
4.50%, 04/15/50 (a)	63,000	51,715
4.80%, 07/15/28 (a)	1,250,000	1,243,125
5.50%, 01/15/55 (a)	225,000	212,000
Toronto-Dominion Bank
3.20%, 03/10/32 (a)	777,000	679,020
4.46%, 06/08/32 (a)	411,000	389,505
Toronto-Dominion Bank (7.25% fixed rate until 07/31/29; 2.98% + 5 yr. CMT thereafter)
7.25%, 07/31/84 (a)(b)	1,490,000	1,513,229
TotalEnergies Capital International SA
2.83%, 01/10/30 (a)	1,590,000	1,447,043
Tractor Supply Co.
5.25%, 05/15/33 (a)	329,000	328,671
Trane Technologies Financing Ltd.
3.80%, 03/21/29 (a)	221,000	211,864
TransCanada PipeLines Ltd.
4.25%, 05/15/28 (a)	225,000	219,641
4.88%, 01/15/26 (a)	52,000	51,965
Transcanada Trust (5.63% fixed rate until 05/20/25; 3.53% + 3 mo. Term SOFR thereafter)
5.63%, 05/20/75 (a)(b)	442,000	438,049
Transcontinental Gas Pipe Line Co. LLC
4.00%, 03/15/28 (a)	105,000	101,996
Travelers Cos., Inc.
2.55%, 04/27/50 (a)	462,000	272,793
Truist Financial Corp. (6.67% fixed rate until 03/01/25; 3.00% + 5 yr. CMT thereafter)
6.67%, 03/01/25 (a)(b)	698,000	696,436
TWDC Enterprises 18 Corp.
4.13%, 06/01/44 (a)	58,000	47,693
Tyco Electronics Group SA
3.13%, 08/15/27 (a)	123,000	118,306
Tyson Foods, Inc.
5.40%, 03/15/29 (a)	316,000	319,571
5.70%, 03/15/34 (a)	347,000	351,129
U.S. Bancorp (4.97% fixed rate until 07/22/32; 2.11% + SOFR thereafter)
4.97%, 07/22/33 (a)(b)	443,000	424,859
	Principal Amount	Fair Value
U.S. Bancorp (5.68% fixed rate until 01/23/34; 1.86% + SOFR thereafter)
5.68%, 01/23/35 (a)(b)	$651,000	$657,067
UBS AG
2.95%, 04/09/25 (a)	580,000	577,222
UBS Group AG
4.28%, 01/09/28 (a)(g)	593,000	579,231
UBS Group AG (9.25% fixed rate until 11/13/28; 4.75% + 5 yr. CMT thereafter)
9.25%, 11/13/28 (a)(b)(g)	500,000	540,980
UBS Group AG (9.25% fixed rate until 11/13/33; 4.76% + 5 yr. CMT thereafter)
9.25%, 11/13/33 (a)(b)(g)	405,000	464,928
UDR, Inc.
2.10%, 08/01/32 (a)	205,000	162,842
3.00%, 08/15/31 (a)	131,000	115,013
Union Pacific Corp.
3.55%, 05/20/61 (a)	215,000	143,631
3.60%, 09/15/37 (a)	40,000	33,494
3.80%, 04/06/71 (a)	99,000	67,129
4.10%, 09/15/67 (a)	67,000	48,815
United Parcel Service, Inc.
5.50%, 05/22/54 (a)	256,000	249,900
UnitedHealth Group, Inc.
2.00%, 05/15/30 (a)	254,000	218,755
4.20%, 05/15/32 (a)	266,000	250,625
4.45%, 12/15/48 (a)	198,000	163,101
4.75%, 07/15/45 - 05/15/52 (a)	463,000	401,314
5.05%, 04/15/53 (a)	233,000	208,631
5.20%, 04/15/63 (a)	375,000	336,645
6.05%, 02/15/63 (a)	114,000	116,363
Utah Acquisition Sub, Inc.
3.95%, 06/15/26 (a)	833,000	820,555
Vale Overseas Ltd.
6.13%, 06/12/33 (a)	627,000	632,223
6.40%, 06/28/54 (a)	380,000	372,229
Ventas Realty LP
3.25%, 10/15/26 (a)	123,000	119,681
5.63%, 07/01/34 (a)	303,000	304,742
Verisk Analytics, Inc.
5.25%, 06/05/34 (a)	679,000	671,538
Verizon Communications, Inc.
2.36%, 03/15/32 (a)	502,000	416,068
2.55%, 03/21/31 (a)	234,000	201,619
3.00%, 03/22/27 (a)	645,000	622,889
3.40%, 03/22/41 (a)	252,000	190,746
3.55%, 03/22/51 (a)	189,000	133,389
3.70%, 03/22/61 (a)	115,000	78,009
4.40%, 11/01/34 (a)	640,000	592,563
4.86%, 08/21/46 (a)	377,000	336,416
Viatris, Inc.
4.00%, 06/22/50 (a)	179,000	122,062
Virginia Electric & Power Co.
4.00%, 11/15/46 (a)	201,000	155,880
Visa, Inc.
2.70%, 04/15/40 (a)	190,000	138,605
Vistra Operations Co. LLC
6.00%, 04/15/34 (a)(g)	317,000	320,645
Viterra Finance BV
2.00%, 04/21/26 (a)(g)	312,000	299,127
3.20%, 04/21/31 (a)(g)	398,000	347,788
VMware LLC
4.70%, 05/15/30 (a)	819,000	802,088

See Notes to Schedule of Investments.
14	State Street Income Fund

State Street Income Fund
Schedule of Investments
December 31, 2024 (Unaudited)
	Principal Amount	Fair Value
Vontier Corp.
2.40%, 04/01/28 (a)	$254,000	$230,482
2.95%, 04/01/31 (a)	332,000	284,912
Vornado Realty LP
2.15%, 06/01/26 (a)	456,000	434,440
3.50%, 01/15/25 (a)	122,000	121,849
Vulcan Materials Co.
3.90%, 04/01/27 (a)	49,000	48,175
Walmart, Inc.
1.80%, 09/22/31 (a)	210,000	175,403
2.50%, 09/22/41 (a)	239,000	164,520
2.65%, 09/22/51 (a)	113,000	69,745
Walt Disney Co.
2.65%, 01/13/31 (a)	270,000	238,664
3.38%, 11/15/26 (a)	43,000	42,121
3.60%, 01/13/51 (a)	177,000	129,911
4.75%, 11/15/46 (a)	28,000	24,876
6.65%, 11/15/37 (a)	179,000	199,440
Warnermedia Holdings, Inc.
4.28%, 03/15/32 (a)	1,366,000	1,203,487
5.05%, 03/15/42 (a)	119,000	95,507
5.14%, 03/15/52 (a)	116,000	86,362
5.39%, 03/15/62 (a)	116,000	85,376
Waste Connections, Inc.
2.20%, 01/15/32 (a)	287,000	236,640
2.95%, 01/15/52 (a)	328,000	204,534
WEC Energy Group, Inc.
3.55%, 06/15/25 (a)	43,000	42,667
Wells Fargo & Co.
4.15%, 01/24/29 (a)	342,000	331,678
4.75%, 12/07/46 (a)	386,000	324,591
5.88%, 06/15/25 (a)(b)	638,000	636,775
Wells Fargo & Co. (2.19% fixed rate until 04/30/25; 2.00% + SOFR thereafter)
2.19%, 04/30/26 (a)(b)	403,000	399,321
Wells Fargo & Co. (2.39% fixed rate until 06/02/27; 2.10% + SOFR thereafter)
2.39%, 06/02/28 (a)(b)	773,000	727,950
Wells Fargo & Co. (3.07% fixed rate until 04/30/40; 2.53% + SOFR thereafter)
3.07%, 04/30/41 (a)(b)	386,000	280,410
Wells Fargo & Co. (3.20% fixed rate until 06/17/26; 1.43% + 3 mo. Term SOFR thereafter)
3.20%, 06/17/27 (a)(b)	902,000	880,992
Wells Fargo & Co. (3.35% fixed rate until 03/02/32; 1.50% + SOFR thereafter)
3.35%, 03/02/33 (a)(b)	453,000	396,751
Wells Fargo & Co. (5.50% fixed rate until 01/23/34; 1.78% + SOFR thereafter)
5.50%, 01/23/35 (a)(b)	456,000	453,287
Wells Fargo & Co. (6.49% fixed rate until 10/23/33; 2.06% + SOFR thereafter)
6.49%, 10/23/34 (a)(b)	547,000	580,958
Westlake Corp.
2.88%, 08/15/41 (a)	129,000	86,346
3.13%, 08/15/51 (a)	143,000	88,817
3.38%, 08/15/61 (a)	127,000	76,115
	Principal Amount	Fair Value
Westpac Banking Corp. (2.89% fixed rate until 02/04/25; 1.35% + 5 yr. CMT thereafter)
2.89%, 02/04/30 (a)(b)	$284,000	$283,364
Westpac Banking Corp. (4.11% fixed rate until 07/24/29; 2.00% + 5 yr. CMT thereafter)
4.11%, 07/24/34 (a)(b)	205,000	193,096
Williams Cos., Inc.
3.75%, 06/15/27 (a)	41,000	39,949
4.85%, 03/01/48 (a)	92,000	78,556
4.90%, 01/15/45 (a)	216,000	188,346
5.30%, 08/15/52 (a)	158,000	144,324
5.40%, 03/04/44 (a)	32,000	29,982
Willis North America, Inc.
3.88%, 09/15/49 (a)	185,000	135,657
Workday, Inc.
3.50%, 04/01/27 (a)	324,000	315,686
3.70%, 04/01/29 (a)	648,000	616,442
Zoetis, Inc.
3.00%, 09/12/27 (a)	51,000	48,884
3.90%, 08/20/28 (a)	121,000	117,277
5.60%, 11/16/32 (a)	603,000	621,259
		291,744,553
Non-Agency Collateralized Mortgage Obligations - 5.6%
Bank
3.18%, 09/15/60	15,146,041	14,459,158
4.41%, 11/15/61 (b)	6,314,235	6,165,969
BPR Trust 1 mo. Term SOFR + 1.90%
6.30%, 04/15/37 (b)(g)	2,278,195	2,286,770
Cantor Commercial Real Estate Lending
3.01%, 01/15/53	2,970,275	2,679,180
CD Mortgage Trust
2.91%, 08/15/57	5,408,087	4,834,171
Citigroup Commercial Mortgage Trust
4.03%, 12/10/49 (b)	2,173,372	2,005,450
COMM Mortgage Trust
3.92%, 10/15/45 (g)	1,137,635	1,044,487
GS Mortgage Securities Trust
2.75%, 09/10/52	9,681,827	8,754,785
3.05%, 11/10/52	4,724,230	4,294,030
4.14%, 03/10/51 (b)	1,926,765	1,776,254
4.42%, 11/10/48 (b)	2,414,918	1,934,130
Impac CMB Trust (5.17% fixed rate until 01/25/25; 0.83% + 1 mo. Term SOFR thereafter)
5.17%, 10/25/34 (b)	54,100	53,336
Impac Secured Assets Trust (4.95% fixed rate until 01/25/25; 0.61% + 1 mo. Term SOFR thereafter)
4.95%, 11/25/36 (b)(h)**	2,882	—
JPMBB Commercial Mortgage Securities Trust
4.65%, 11/15/48 (b)	1,605,514	640,001
MASTR Alternative Loan Trust
5.00%, 08/25/18 (c)	9,435	431
Morgan Stanley Bank of America Merrill Lynch Trust
0.74%, 03/15/48 (b)(c)	11,753,126	9,461

See Notes to Schedule of Investments.
State Street Income Fund	15

State Street Income Fund
Schedule of Investments
December 31, 2024 (Unaudited)
	Principal Amount	Fair Value
Wells Fargo Commercial Mortgage Trust
0.94%, 02/15/48 (b)(c)	$1,647,511	$1,147
4.32%, 08/15/50	387,085	361,234
		51,299,994
Sovereign Bonds - 0.7%
Chile Government International Bonds
3.63%, 10/30/42 (a)	150,000	113,274
3.86%, 06/21/47 (a)	635,000	474,868
Indonesia Government International Bonds
3.50%, 01/11/28 (a)	378,000	360,417
4.35%, 01/11/48 (a)	232,000	194,519
Mexico Government International Bonds
4.60%, 02/10/48 (a)	718,000	514,991
Panama Government International Bonds
3.16%, 01/23/30 (a)	899,000	750,794
3.87%, 07/23/60 (a)	610,000	319,176
4.50%, 05/15/47 (a)	330,000	211,733
Peru Government International Bonds
1.86%, 12/01/32 (a)	908,000	687,859
2.78%, 12/01/60 (a)	1,518,000	801,183
5.63%, 11/18/50 (a)	653,000	610,914
Philippines Government International Bonds
3.95%, 01/20/40 (a)	617,000	512,081
Qatar Government International Bonds
4.82%, 03/14/49 (a)(g)	275,000	249,006
	Principal Amount	Fair Value
Uruguay Government International Bonds
5.10%, 06/18/50 (a)	$652,938	$599,180
		6,399,995
Municipal Bonds and Notes - 0.1%
State of California, CA
4.60%, 04/01/38	1,360,000	1,265,696
Total Bonds and Notes (Cost $961,741,506)		898,055,380
Total Investments in Securities (Cost $961,741,506)		898,055,380

	Number of Shares
Short-Term Investments - 20.0%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 4.47% (a)(i)(j) (Cost $182,951,841)	182,951,841	182,951,841
Total Investments (Cost $1,144,693,347)		1,081,007,221
Liabilities in Excess of Other Assets, net - (18.0)%		(165,234,554)
NET ASSETS - 100.0%		$915,772,667

Other Information:

Centrally Cleared Credit Default Swaps:

Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract Annual Fixed Rate/ Payment Frequency	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Unrealized Appreciation (Depreciation)
Buy Protection
Markit CDX North America High Yield Index	Intercontinental Exchange	$53,787	1.00%/ Quarterly	06/20/29	$(1,207,820)	$(998,948)	$(208,872)

The Fund had the following long futures contracts open at December 31, 2024:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Ultra Long-Term U.S. Treasury Bond Futures	March 2025	65	$8,160,039	$7,728,906	$(431,133)
U.S. Long Bond Futures	March 2025	45	5,322,657	5,122,969	(199,688)
2 Yr. U.S. Treasury Notes Futures	March 2025	170	34,968,191	34,953,594	(14,597)
5 Yr. U.S. Treasury Notes Futures	March 2025	1,575	168,898,650	167,429,884	(1,468,766)
10 Yr. U.S. Treasury Ultra Futures	March 2025	143	16,177,624	15,917,687	(259,937)
					$(2,374,121)

The Fund had the following short futures contracts open at December 31, 2024:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Yr. U.S. Treasury Notes Futures	March 2025	61	$(6,740,500)	$(6,633,750)	$106,750
See Notes to Schedule of Investments.
16	State Street Income Fund

State Street Income Fund
Schedule of Investments
December 31, 2024 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	At December 31, 2024, all or a portion of this security was pledged to cover collateral requirements for futures contracts, swaps and/or TBAs.
(b)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.
(d)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced ("TBA") in the future.
(e)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.
(f)	Step coupon bond.
(g)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2024, these securities amounted to $40,356,530 or 4.41% of the net assets of the State Street Income Fund. These securities have been determined to be liquid using procedures established by the Fund's Board of Trustees.
(h)	Security is fair valued by the Valuation Committee, in accordance with the procedures approved by the Fund's Board of Trustees. Security value is determined based on level 3 inputs.
(i)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(j)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of December 31, 2024.
*	Less than 0.05%.
**	Amount is less than $0.50.

Abbreviations:
CMT - Constant Maturity Treasury
REIT - Real Estate Investment Trust
REMICS - Real Estate Mortgage Investment Conduits
RFUCCT - Refinitiv USD IBOR Consumer Cash Fallbacks Term
SOFR - Secured Overnight Financing Rate
STRIPS - Separate Trading of Registered Interest and Principal of Security
TBA - To Be Announced
See Notes to Schedule of Investments.
State Street Income Fund	17

State Street Income Fund
Schedule of Investments
December 31, 2024 (Unaudited)

The following table presents the Fund’s investments measured at fair value on a recurring basis at December 31, 2024:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasuries	$—	$277,221,177	$—	$277,221,177
Agency Mortgage Backed	—	263,437,010	—	263,437,010
Agency Collateralized Mortgage Obligations	—	6,584,892	—	6,584,892
Asset Backed	—	102,063	—	102,063
Corporate Notes	—	291,744,553	—	291,744,553
Non-Agency Collateralized Mortgage Obligations	—	51,299,994	0(a)	51,299,994
Sovereign Bonds	—	6,399,995	—	6,399,995
Municipal Bonds and Notes	—	1,265,696	—	1,265,696
Short-Term Investments	182,951,841	—	—	182,951,841
Total Investments in Securities	$182,951,841	$898,055,380	$—	$1,081,007,221
Other Financial Instruments
Credit Default Swap Contracts - Unrealized Depreciation	—	(208,872)	—	(208,872)
Long Futures Contracts - Unrealized Depreciation	(2,374,121)	—	—	(2,374,121)
Short Futures Contracts - Unrealized Appreciation	106,750	—	—	106,750
Total Other Financial Instruments	$(2,267,371)	$(208,872)	$—	$(2,476,243)

(a)	The Fund held a Level 3 security that was valued at $0 at December 31, 2024.

Affiliate Table

	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	160,685,227	$160,685,227	$101,257,142	$78,990,528	$—	$—	182,951,841	$182,951,841	$1,731,530
See Notes to Schedule of Investments.
18	State Street Income Fund

State Street U.S. Core Equity Fund
Schedule of Investments
December 31, 2024 (Unaudited)
	Number of Shares	Fair Value
Common Stock - 98.3% †
Aerospace & Defense - 0.5%
RTX Corp.	249,361	$28,856,055
Apparel Retail - 0.4%
Ross Stores, Inc.	134,496	20,345,210
Application Software - 3.4%
Adobe, Inc. (a)	146,229	65,025,112
Intuit, Inc.	25,672	16,134,852
Salesforce, Inc.	200,723	67,107,721
Synopsys, Inc. (a)	88,251	42,833,505
		191,101,190
Automobile Manufacturers - 1.3%
General Motors Co.	601,875	32,061,881
Tesla, Inc. (a)	103,049	41,615,308
		73,677,189
Automotive Retail - 0.5%
O'Reilly Automotive, Inc. (a)	25,000	29,645,000
Biotechnology - 0.9%
BioMarin Pharmaceutical, Inc. (a)	128,735	8,461,752
Vertex Pharmaceuticals, Inc. (a)	100,165	40,336,445
		48,798,197
Broadline Retail - 4.9%
Amazon.com, Inc. (a)	1,255,147	275,366,700
Building Products - 0.6%
Trane Technologies PLC	89,017	32,878,429
Construction Materials - 0.6%
Martin Marietta Materials, Inc.	71,234	36,792,361
Consumer Staples Merchandise Retail - 1.3%
Costco Wholesale Corp.	23,527	21,557,084
Walmart, Inc.	548,716	49,576,491
		71,133,575
Data Processing & Outsourced Services - 0.9%
Broadridge Financial Solutions, Inc.	220,596	49,874,550
Diversified Banks - 4.4%
Bank of America Corp.	2,917,682	128,232,124
JPMorgan Chase & Co.	517,264	123,993,353
		252,225,477
Electric Utilities - 0.9%
NextEra Energy, Inc.	712,484	51,077,978
Electrical Components & Equipment - 1.7%
Eaton Corp. PLC	102,232	33,927,734
Emerson Electric Co.	520,307	64,481,646
		98,409,380
Electronic Components - 0.3%
Amphenol Corp., Class A	213,102	14,799,934
Environmental & Facilities Services - 1.4%
Tetra Tech, Inc.	229,060	9,125,750
Waste Management, Inc.	341,560	68,923,393
		78,049,143
	Number of Shares	Fair Value
Financial Exchanges & Data - 2.2%
Intercontinental Exchange, Inc.	170,723	$25,439,434
Nasdaq, Inc.	191,394	14,796,670
S&P Global, Inc.	166,080	82,712,823
		122,948,927
Healthcare Equipment - 2.5%
Abbott Laboratories	261,362	29,562,656
Becton Dickinson & Co.	296,065	67,168,267
IDEXX Laboratories, Inc. (a)	57,947	23,957,608
Zimmer Biomet Holdings, Inc.	225,661	23,836,571
		144,525,102
Home Improvement Retail - 1.8%
Home Depot, Inc.	266,095	103,508,294
Household Products - 0.8%
Procter & Gamble Co.	288,659	48,393,681
Industrial Gases - 1.2%
Linde PLC	156,523	65,531,484
Industrial Machinery & Supplies & Components - 1.3%
Parker-Hannifin Corp.	116,191	73,900,962
Insurance Brokers - 0.3%
Marsh & McLennan Cos., Inc.	71,259	15,136,124
Integrated Oil & Gas - 1.5%
Chevron Corp.	221,570	32,092,199
Exxon Mobil Corp.	475,145	51,111,347
		83,203,546
Interactive Media & Services - 8.5%
Alphabet, Inc., Class A	1,300,125	246,113,662
Alphabet, Inc., Class C	185,681	35,361,090
Meta Platforms, Inc., Class A	342,626	200,610,949
		482,085,701
IT Consulting & Other Services - 0.3%
Accenture PLC, Class A	54,446	19,153,558
Life Sciences Tools & Services - 1.8%
IQVIA Holdings, Inc. (a)	239,131	46,991,633
Thermo Fisher Scientific, Inc.	111,427	57,967,668
		104,959,301
Managed Healthcare - 1.1%
Elevance Health, Inc.	51,945	19,162,511
UnitedHealth Group, Inc.	89,974	45,514,247
		64,676,758
Movies & Entertainment - 1.0%
Netflix, Inc. (a)	33,539	29,893,982
Walt Disney Co.	255,083	28,403,492
		58,297,474
Multi-Line Insurance - 0.2%
American International Group, Inc.	138,447	10,078,942
Multi-Sector Holdings - 1.2%
Berkshire Hathaway, Inc., Class B (a)	152,889	69,301,526
Multi-Utilities - 0.7%
Sempra (b)	423,167	37,120,209

See Notes to Schedule of Investments.
State Street U.S. Core Equity Fund	19

State Street U.S. Core Equity Fund
Schedule of Investments
December 31, 2024 (Unaudited)
	Number of Shares	Fair Value
Oil & Gas Equipment & Services - 0.2%
Schlumberger NV	342,462	$13,129,993
Oil & Gas Exploration & Production - 1.0%
ConocoPhillips	562,820	55,814,859
Other Specialty Retail - 0.9%
Ulta Beauty, Inc. (a)	114,688	49,881,252
Packaged Foods & Meats - 0.1%
Mondelez International, Inc., Class A	128,986	7,704,334
Passenger Ground Transportation - 0.4%
Uber Technologies, Inc. (a)	401,097	24,194,171
Personal Care Products - 1.0%
Kenvue, Inc.	2,713,126	57,925,240
Pharmaceuticals - 4.3%
AstraZeneca PLC ADR	366,578	24,018,191
Elanco Animal Health, Inc. (a)	1,077,558	13,049,227
Eli Lilly & Co.	27,414	21,163,608
Johnson & Johnson	632,020	91,402,732
Merck & Co., Inc.	924,564	91,975,627
		241,609,385
Property & Casualty Insurance - 1.3%
Chubb Ltd.	196,238	54,220,559
Progressive Corp.	81,836	19,608,724
		73,829,283
Rail Transportation - 0.5%
Union Pacific Corp.	133,849	30,522,926
Regional Banks - 0.9%
Regions Financial Corp.	2,239,244	52,667,019
Restaurants - 0.5%
McDonald's Corp.	98,433	28,534,742
Semiconductor Materials & Equipment - 1.1%
Applied Materials, Inc.	312,768	50,865,460
ASML Holding NV NY Reg Shrs	15,383	10,661,649
		61,527,109
Semiconductors - 12.3%
Advanced Micro Devices, Inc. (a)	204,814	24,739,483
Broadcom, Inc.	659,644	152,931,865
NVIDIA Corp.	3,241,505	435,301,706
ON Semiconductor Corp. (a)	789,119	49,753,953
Texas Instruments, Inc.	175,250	32,861,128
		695,588,135
Soft Drinks & Non-alcoholic Beverages - 1.4%
Monster Beverage Corp. (a)	394,653	20,742,961
	Number of Shares	Fair Value
PepsiCo, Inc.	393,195	$59,789,232
		80,532,193
Specialty Chemicals - 0.5%
Ecolab, Inc.	44,681	10,469,652
International Flavors & Fragrances, Inc.	93,022	7,865,010
PPG Industries, Inc.	67,599	8,074,701
		26,409,363
Systems Software - 8.4%
Microsoft Corp.	944,620	398,157,330
Oracle Corp.	218,862	36,471,164
ServiceNow, Inc. (a)	37,199	39,435,404
		474,063,898
Technology Hardware, Storage & Peripherals - 6.6%
Apple, Inc.	1,493,733	374,060,618
Telecom Tower REITs - 1.0%
American Tower Corp.	322,283	59,109,925
Trading Companies & Distributors - 1.4%
United Rentals, Inc.	85,243	60,048,579
WW Grainger, Inc.	19,815	20,886,001
		80,934,580
Transaction & Payment Processing Services - 3.2%
Fidelity National Information Services, Inc.	101,451	8,194,197
Mastercard, Inc., Class A	148,008	77,936,573
Visa, Inc., Class A	295,902	93,516,868
		179,647,638
Water Utilities - 0.6%
American Water Works Co., Inc.	253,250	31,527,093
Wireless Telecommunication Services - 0.3%
T-Mobile U.S., Inc.	68,884	15,204,765
Total Common Stock (Cost $3,421,682,078)		5,570,270,478
Short-Term Investments - 1.6%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 4.47% (c)(d) (Cost $91,151,685)	91,151,685	91,151,685
Total Investments (Cost $3,512,833,763)		5,661,422,163
Other Assets and Liabilities, net - 0.1%		5,147,194
NET ASSETS - 100.0%		$5,666,569,357

Other Information:

The Fund had the following long futures contracts open at December 31, 2024:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 E-mini Index Futures	March 2025	121	$37,147,672	$35,911,288	$(1,236,384)
See Notes to Schedule of Investments.
20	State Street U.S. Core Equity Fund

State Street U.S. Core Equity Fund
Schedule of Investments
December 31, 2024 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	At December 31, 2024, all or a portion of this security was pledged to cover collateral requirements for futures contracts.
(c)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(d)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of December 31, 2024.

Abbreviations:
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust
The following table presents the Fund’s investments measured at fair value on a recurring basis at December 31, 2024:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$5,570,270,478	$—	$—	$5,570,270,478
Short-Term Investments	91,151,685	—	—	91,151,685
Total Investments in Securities	$5,661,422,163	$—	$—	$5,661,422,163
Other Financial Instruments
Long Futures Contracts - Unrealized Depreciation	(1,236,384)	—	—	(1,236,384)
Total Other Financial Instruments	$(1,236,384)	$—	$—	$(1,236,384)

Affiliate Table

	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	71,047,184	$71,047,184	$312,594,186	$292,489,685	$—	$—	91,151,685	$91,151,685	$1,717,511
See Notes to Schedule of Investments.
State Street U.S. Core Equity Fund	21

State Street Institutional Investment Trust
Notes to Schedule of Investments
December 31, 2024 (Unaudited)

Security Valuation
Each Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board . The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•Debt obligations (including short term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) is unable to obtain an independent, third-party valuation the agreements will be fair valued.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of December 31, 2024 is disclosed in each Fund’s Schedule of Investments.
22

State Street Institutional Investment Trust
Notes to Schedule of Investments
December 31, 2024 (Unaudited)

Futures Contracts
The Funds may enter into futures contracts to meet a Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Funds' Schedules of Investments and cash deposited, if any, is included in Net cash collateral on deposit with broker for future contracts and TBAs on the Statements of Assets and Liabilities. Subsequent payments are made or received by a Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. A Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.
For the period ended December 31, 2024, State Street U.S. Core Equity Fund and State Street Income Fund entered into futures contracts in order to equitize cash and manage exposure to interest rates, respectively.
Credit Default Swaps
During the period ended  December 31, 2024, the State Street Income Fund engaged in credit default swaps to manage credit risk. When the State Street Income Fund is the buyer in a credit default swap contract, the State Street Income Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the State Street Income Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the State Street Income Fund loses its investment and recovers nothing. However, if a credit event occurs, the State Street Income Fund receives full notional value for a referenced debt obligation that may have little or no value. When the State Street Income Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, the State Street Income Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the State Street Income Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the State Street Income Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the State Street Income Fund for the same referenced obligation.
As the seller, the State Street Income Fund may create economic leverage to its portfolio because, in addition to its total net assets, the State Street Income Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The State Street Income Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. The State Street Income Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The State Street Income Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if the State Street Income Fund had invested in the referenced debt obligation directly. If the State Street Income Fund is a buyer of a credit default swap and no credit event occurs, the State Street Income Fund will not earn any return on its investment. If the State Street Income Fund is a seller of a credit default swap, the State Street Income Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject the State Street Income Fund to the risk that the counterparty to the transaction may not fulfill its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
Interest Rate Swaps
Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments.
To-Be-Announced Transactions
The State Street Income Fund may seek to obtain exposure to U.S. agency mortgage pass-through securities through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, coupon, and price.
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State Street Institutional Investment Trust
Notes to Schedule of Investments
December 31, 2024 (Unaudited)

The State Street Income Fund may use TBA transactions to “roll over” such agreements prior to the settlement date. This type of TBA transaction is sometimes known as a “TBA roll.” In a TBA roll, the State Street Income Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. The State Street Income Fund may also enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities.
Default by or bankruptcy of a counterparty to a TBA transaction would expose the State Street Income Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, the State Street Income Fund will enter into TBA transactions only with established counterparties. The State Street Income Fund’s use of “TBA rolls” may impact portfolio turnover, transaction costs and capital gain distributions to shareholders.
Delayed Delivery and When-Issued Securities
During the period ended December 31, 2024, the State Street Income Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated.
The securities purchased on a delayed delivery or when-issued basis are identified as such in the State Street Income Fund’s Schedule of Investments. The State Street Income Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to such purchase commitments, the State Street Income Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
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